UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07064

Exact name of registrant as specified in charter:	The Target Portfolio Trust

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2013

Date of reporting period:	7/31/2013

Item 1.	Schedule of Investments

Large Capitalization Growth Portfolio

Schedule of Investments

as of July 31, 2013 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS — 98.0%
COMMON STOCKS
Beverages — 0.6%
26,491	Diageo PLC (United Kingdom)	$ 830,202
5,565	Pernod-Ricard SA (France)	663,999

		1,494,201

Biotechnology — 3.5%
11,700	Alexion Pharmaceuticals, Inc.*	1,359,891
8,269	Biogen Idec, Inc.*	1,803,717
13,022	Celgene Corp.*	1,912,411
39,280	Gilead Sciences, Inc.*(a)	2,413,756
6,960	Illumina, Inc.*(a)	555,547
2,494	Regeneron Pharmaceuticals, Inc.*	673,530

		8,718,852

Broadcasting — 0.5%
17,380	Discovery Communications, Inc. (Class A Stock)*(a)	1,385,534

Business Services — 4.0%
139,907	Genpact Ltd. (Bermuda)	2,852,704
11,623	MasterCard, Inc. (Class A Stock)	7,097,120

		9,949,824

Chemicals — 2.3%
8,670	Airgas, Inc.	894,831
39,526	Ecolab, Inc.	3,641,926
11,940	Monsanto Co.	1,179,433

		5,716,190

Commercial Services — 0.8%
10,270	FleetCor Technologies, Inc.*	921,938
16,990	Verisk Analytics, Inc. (Class A Stock)*	1,093,476

		2,015,414

Computer Hardware — 4.4%
16,096	Apple, Inc.	7,283,440
89,192	NetApp, Inc.	3,667,575

		10,951,015

Computer Services & Software — 5.0%
42,085	Accenture PLC (Class A Stock) (Ireland)	3,106,294
7,344	Amazon.com, Inc.*	2,212,159
41,971	Cognizant Technology Solutions Corp. (Class A Stock)*	3,038,281
93,991	salesforce.com, Inc.*(a)	4,112,106

		12,468,840

Computers & Peripherals — 1.0%
100,586	EMC Corp.	2,630,324

Cosmetics & Toiletries — 1.9%
71,458	Estee Lauder Cos., Inc. (The) (Class A Stock)	4,691,218

Distribution/Wholesale — 0.2%
16,830	LKQ Corp.*	438,758

Diversified Financial Services — 4.2%
7,645	Affiliated Managers Group, Inc.*	1,378,776
17,360	American Express Co.	1,280,647
4,481	BlackRock, Inc.	1,263,463
197,476	Charles Schwab Corp. (The)(a)	4,362,245
7,793	IntercontinentalExchange, Inc.*(a)	1,421,833
27,810	Morgan Stanley	756,710

		10,463,674

Electronic Components & Equipment — 0.4%
24,460	AMETEK, Inc.	1,132,009

Electronics — 2.1%
41,035	Amphenol Corp. (Class A Stock)	3,223,709
75,283	National Instruments Corp.	2,122,228

		5,345,937

Engineering/Construction — 1.8%
70,245	Fluor Corp.	4,394,527

Entertainment & Leisure — 0.8%
22,170	Las Vegas Sands Corp.	1,231,987
7,173	Polaris Industries, Inc.(a)	804,380

		2,036,367

Environmental Control — 1.6%
35,203	Stericycle, Inc.*	4,081,436

Financial Services — 1.2%
17,381	Visa, Inc. (Class A Stock)	3,076,611

Food — 3.9%
7,943	Danone (France)	629,052
63,210	Mead Johnson Nutrition Co.	4,604,216
36,580	Mondelez International, Inc. (Class A Stock)	1,143,857
61,162	Whole Foods Market, Inc.	3,399,384

		9,776,509

Hand/Machine Tools — 0.5%
13,750	Stanley Black & Decker, Inc.	1,163,525

Healthcare Products — 3.6%
4,561	Cooper Cos., Inc. (The)	580,843
20,604	Covidien PLC (Ireland)	1,269,825
28,649	IDEXX Laboratories, Inc.*(a)	2,807,315
11,015	Intuitive Surgical, Inc.*	4,273,820

		8,931,803

Healthcare Services — 2.4%
36,150	Covance, Inc.*	2,982,375
26,054	DaVita HealthCare Partners, Inc.*	3,032,946

		6,015,321

Holding Companies — Diversified — 0.3%
4,315	LVMH Moet Hennessy Louis Vuitton SA (France)	785,459

Hotels, Restaurants & Leisure — 0.5%
10,365	Wynn Resorts Ltd.	1,379,892

Insurance — 0.4%
4,690	ACE Ltd. (Switzerland)	428,572
10,300	MetLife, Inc.	498,726

		927,298

Internet — 1.3%
36,620	Facebook, Inc. (Class A Stock)*	1,348,715
3,499	LinkedIn Corp. (Class A Stock)*	713,061
1,043	Netflix, Inc.*(a)	254,721
12,980	TIBCO Software, Inc.*	323,721
22,210	Yahoo!, Inc.*	623,879

		3,264,097

Internet Software & Services — 6.5%
38,620	eBay, Inc.*	1,996,268
12,141	Google, Inc. (Class A Stock)*	10,776,352
46,120	Oracle Corp.	1,491,982
2,248	priceline.com, Inc.*	1,968,506

		16,233,108

Machinery & Equipment — 2.2%
4,479	Cummins, Inc.	542,810
7,459	Joy Global, Inc.(a)	369,220
36,955	Roper Industries, Inc.	4,654,852

		5,566,882

Media — 3.2%
33,838	Comcast Corp. (Special Class A Stock)	1,458,756
8,010	Time Warner Cable, Inc.	913,701
13,870	Time Warner, Inc.	863,546
72,980	Twenty-First Century Fox, Inc.	2,180,642
13,170	Viacom, Inc. (Class B Stock)	958,381
25,210	Walt Disney Co. (The)	1,629,827

		8,004,853

Medical Equipment — 1.1%
29,037	Thermo Fisher Scientific, Inc.(a)	2,645,561

Metals & Mining — 1.1%
12,639	Precision Castparts Corp.	2,802,319

Miscellaneous Manufacturers — 3.4%
107,326	Danaher Corp.	7,227,333
16,930	Honeywell International, Inc.	1,404,851

		8,632,184

Oil & Gas Services — 3.8%
10,040	Cameron International Corp.*	595,372
24,506	Core Laboratories NV (Netherlands)	3,666,098
18,630	Dresser-Rand Group, Inc.*	1,134,008
79,230	FMC Technologies, Inc.*	4,222,959

		9,618,437

Oil, Gas & Consumable Fuels — 3.5%
11,650	Anadarko Petroleum Corp.	1,031,258
10,940	Cabot Oil & Gas Corp.	829,471
14,322	Noble Energy, Inc.	894,982
10,245	Pioneer Natural Resources Co.	1,585,516
55,119	Schlumberger Ltd. (Netherlands)	4,482,828

		8,824,055

Pharmaceuticals — 4.8%
2,930	Actavis, Inc.*	393,411
34,520	Bristol-Myers Squibb Co.	1,492,645
17,310	Catamaran Corp. (Canada)*	913,968
105,084	Express Scripts Holding Co*	6,888,256
5,703	Perrigo Co.	709,396
12,130	Valeant Pharmaceuticals International, Inc. (Canada)*	1,135,368
13,160	Zoetis, Inc.	392,300

		11,925,344

Pipelines — 0.1%
6,480	Kinder Morgan, Inc.	244,685

Real Estate Investment Trust — 1.0%
36,212	American Tower Corp.	2,563,448

Retail — 6.0%
2,017	Autozone, Inc.*(a)	904,786
38,140	Costco Wholesale Corp.	4,473,440
10,430	CVS Caremark Corp.	641,341
9,030	PetSmart, Inc.	661,177
20,251	Ross Stores, Inc.	1,366,335
88,355	Starbucks Corp.	6,294,410
4,952	Tractor Supply Co.	599,836

		14,941,325

Retail & Merchandising — 2.6%
28,503	Fossil Group, Inc.*	3,132,480
8,480	Michael Kors Holdings Ltd. (British Virgin Islands)*	571,043
18,694	Target Corp.	1,331,948
12,230	Tiffany & Co.	972,407
8,351	Yum! Brands, Inc.	608,955

		6,616,833

Semiconductors — 3.7%
31,440	Altera Corp.	1,118,006
18,150	Linear Technology Corp.	736,164
11,830	NXP Semiconductor NV (Netherlands)*	386,250
108,073	QUALCOMM, Inc.	6,976,112

		9,216,532

Software — 3.6%
31,347	ANSYS, Inc.*	2,502,744
23,130	Autodesk, Inc. *	818,571
18,762	Cerner Corp.*	919,338
56,524	Citrix Systems, Inc.*	4,070,859
11,840	PTC, Inc.*(a)	320,627
4,660	VMware, Inc. (Class A Stock)*(a)	383,005

		9,015,144

Textiles, Apparel & Luxury Goods — 0.7%
12,380	NIKE, Inc. (Class B Stock)	778,950
5,134	VF Corp.(a)	1,011,398

		1,790,348

Tobacco — 0.5%
13,400	Philip Morris International, Inc.	1,195,012

Transportation — 1.0%
21,784	Expeditors International of Washington, Inc.	878,331
7,420	Kansas City Southern	799,505
5,121	Union Pacific Corp.	812,139

		2,489,975

	TOTAL LONG-TERM INVESTMENTS (cost $190,478,856)	245,560,680

SHORT-TERM INVESTMENT — 10.9%
AFFILIATED MONEY MARKET MUTUAL FUND
27,454,130	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $27,454,130; includes $22,182,237 of cash collateral for securities on loan)(b)(w)	27,454,130

	TOTAL INVESTMENTS — 108.9% (cost $217,932,986)(p)	273,014,810
	Liabilities in excess of other assets — (8.9)%	(22,401,824)

	NET ASSETS — 100%	$250,612,986

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $21,667,518; cash collateral of $22,182,237 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(p)	The United States federal income tax basis of the Portfolio’s investments was $221,604,766; accordingly, net unrealized appreciation on investments for federal income tax purposes was $51,410,044 (gross unrealized appreciation $52,878,992; gross unrealized depreciation $1,468,948). The difference between book and tax basis is primarily attributable to deferred losses on wash sales as of the most recent fiscal year end.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$242,651,968	$2,908,712	$—
Affiliated Money Market Mutual Fund	27,454,130	—	—

Total	$270,106,098	$2,908,712	$—

Large Capitalization Value Portfolio

Schedule of Investments

as of July 31, 2013 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS — 98.0%
COMMON STOCKS
Aerospace & Defense — 3.5%
32,480	Boeing Co. (The)	$ 3,413,648
10,200	Embraer SA, ADR (Brazil)(a)	346,494
10,000	Lockheed Martin Corp.	1,201,200
43,100	Northrop Grumman Corp.(a)	3,967,786

		8,929,128

Auto Components — 1.3%
42,600	Johnson Controls, Inc.	1,712,946
12,700	Lear Corp.	879,729
7,800	Magna International, Inc. (Canada)	596,388

		3,189,063

Automobile — 0.8%
125,600	Ford Motor Co.	2,120,128

Beverages — 1.3%
19,200	Molson Coors Brewing Co. (Class B Stock)(a)	961,152
27,500	PepsiCo, Inc.	2,297,350

		3,258,502

Biotechnology — 0.4%
9,300	Amgen, Inc.	1,007,097

Capital Markets — 1.1%
21,300	Bank of New York Mellon Corp. (The)	669,885
5,000	Goldman Sachs Group, Inc. (The)	820,150
19,900	State Street Corp.	1,386,433

		2,876,468

Chemicals — 3.0%
4,100	CF Industries Holdings, Inc.	803,641
41,200	E.I. du Pont de Nemours & Co.	2,376,828
6,400	PPG Industries, Inc.	1,026,816
28,600	Praxair, Inc.	3,436,862

		7,644,147

Commercial Banks — 4.1%
11,000	BB&T Corp.	392,590
59,260	CIT Group, Inc.*	2,969,519
60,700	Fifth Third Bancorp	1,167,261
14,500	PNC Financial Services Group, Inc.	1,102,725
109,843	Wells Fargo & Co.	4,778,170

		10,410,265

Communication Equipment — 1.2%
121,200	Cisco Systems, Inc.	3,096,660

Computers & Peripherals — 2.6%
8,535	Apple, Inc.	3,862,087
102,200	Hewlett-Packard Co.	2,624,496

		6,486,583

Consumer Finance — 1.7%
28,600	Capital One Financial Corp.	1,973,972
92,500	SLM Corp.	2,285,675

		4,259,647

Diversified Financial Services — 9.2%
351,386	Bank of America Corp.	5,130,236
11,200	BlackRock, Inc.	3,157,952
92,593	Citigroup, Inc.	4,827,799

51,500	CME Group, Inc.	3,809,970
114,900	JPMorgan Chase & Co.	6,403,377

		23,329,334

Diversified Telecommunication Services — 1.6%
52,500	AT&T, Inc.	1,851,675
58,320	CenturyLink, Inc.(a)	2,090,772

		3,942,447

Electric Utilities — 2.5%
40,300	American Electric Power Co., Inc.	1,867,905
10,300	Edison International	513,455
76,600	Exelon Corp.	2,343,194
47,600	PPL Corp.	1,512,252

		6,236,806

Electronic Equipment & Instruments — 2.4%
75,210	Agilent Technologies, Inc.	3,364,143
133,700	Corning, Inc.(a)	2,030,903
15,725	TE Connectivity Ltd. (Switzerland)	802,604

		6,197,650

Energy Equipment & Services — 0.7%
12,000	Diamond Offshore Drilling, Inc.	809,280
17,500	Ensco PLC (Class A Stock) (United Kingdom)	1,003,450

		1,812,730

Food & Staples Retailing — 3.5%
47,970	CVS Caremark Corp.	2,949,675
56,300	Kroger Co. (The)	2,210,901
23,100	Wal-Mart Stores, Inc.	1,800,414
38,308	Walgreen Co.	1,924,977

		8,885,967

Food Products — 0.9%
52,500	ConAgra Foods, Inc.	1,901,025
12,600	Mondelez International, Inc. (Class A Stock)	394,002

		2,295,027

Healthcare Equipment & Supplies — 1.2%
38,900	Medtronic, Inc.	2,148,836
9,800	Zimmer Holdings, Inc.	818,104

		2,966,940

Healthcare Providers & Services — 4.3%
29,900	CIGNA Corp.	2,327,117
8,900	Humana, Inc.	812,214
87,320	UnitedHealth Group, Inc.	6,361,262
16,400	WellPoint, Inc.	1,403,184

		10,903,777

Independent Power Production — 0.5%
47,300	NRG Energy, Inc.	1,268,586

Industrial Conglomerates — 1.2%
121,300	General Electric Co.	2,956,081

Insurance — 7.7%
96,600	Allstate Corp. (The)	4,924,668
127,980	American International Group, Inc.*	5,824,370
7,400	Assurant, Inc.	400,784
86,090	Marsh & McLennan Cos., Inc.	3,604,588
43,600	MetLife, Inc.	2,111,112
11,600	Travelers Cos., Inc. (The)	969,180
50,300	Unum Group	1,591,492

		19,426,194

Leisure Equipment & Products — 1.4%
139,240	International Game Technology	2,571,763

20,900	Mattel, Inc.	878,427

		3,450,190

Machinery — 3.2%
14,000	Cummins, Inc.	1,696,660
59,100	Ingersoll-Rand PLC (Ireland)	3,608,055
21,300	PACCAR, Inc.	1,198,551
8,900	Parker Hannifin Corp.	919,192
9,600	Stanley Black & Decker, Inc.	812,352

		8,234,810

Media — 3.0%
20,100	CBS Corp. (Class B Stock)	1,062,084
87,970	Comcast Corp. (Special Class A Stock)	3,792,387
51,300	Interpublic Group of Cos., Inc. (The)	843,885
32,400	Time Warner, Inc.	2,017,224

		7,715,580

Metals & Mining — 0.6%
55,300	Freeport-McMoRan Copper & Gold, Inc.	1,563,884

Multi-Utilities — 0.7%
51,800	Public Service Enterprise Group, Inc.(a)	1,750,322

Multiline Retail — 0.9%
21,700	Macy’s, Inc.	1,048,978
18,900	Target Corp.	1,346,625

		2,395,603

Office Electronics — 0.8%
218,900	Xerox Corp.	2,123,330

Oil, Gas & Consumable Fuels — 9.9%
47,000	Chesapeake Energy Corp.(a)	1,095,100
22,800	Chevron Corp.	2,870,292
29,300	ConocoPhillips	1,900,398
36,265	HollyFrontier Corp.	1,651,871
75,500	Marathon Oil Corp.	2,745,180
18,900	Murphy Oil Corp.	1,279,908
58,790	National Oilwell Varco, Inc.	4,125,294
25,300	Royal Dutch Shell PLC (Class A Stock), ADR (United Kingdom)	1,729,255
42,200	Royal Dutch Shell PLC (Class B Stock), ADR (United Kingdom)(a)	2,990,714
87,000	Total SA, ADR (France)	4,615,350

		25,003,362

Paper & Forest Products — 1.6%
85,900	International Paper Co.	4,149,829

Pharmaceuticals — 8.8%
65,540	Abbott Laboratories	2,400,730
73,800	AbbVie, Inc.	3,356,424
58,800	AstraZeneca PLC, ADR (United Kingdom)	2,982,336
21,200	Eli Lilly & Co.	1,125,932
53,000	Endo Health Solutions, Inc.*(a)	2,038,380
44,500	Johnson & Johnson	4,160,750
52,200	Merck & Co., Inc.	2,514,474
11,700	Novartis AG, ADR (Switzerland)	837,837
69,600	Pfizer, Inc.	2,034,408
18,200	Sanofi, ADR (France)	936,936

		22,388,207

Professional Services — 0.4%
13,700	Manpower, Inc.	916,119

Real Estate Investment Trusts — 0.6%
57,100	Annaly Capital Management, Inc.	680,632

42,500	Kimco Realty Corp.(a)	958,375

		1,639,007

Road & Rail — 0.3%
11,300	Norfolk Southern Corp.	826,708

Semiconductors & Semiconductor Equipment — 2.0%
43,600	Intel Corp.(a)	1,015,880
19,200	KLA-Tencor Corp.	1,125,696
74,700	Texas Instruments, Inc.	2,928,240

		5,069,816

Software — 5.1%
19,958	CA, Inc.	593,551
77,440	Electronic Arts, Inc.*	2,022,733
257,000	Microsoft Corp.	8,180,310
62,500	Oracle Corp.	2,021,875

		12,818,469

Specialty Retail — 0.7%
18,400	Lowe’s Cos., Inc.	820,272
61,600	Staples, Inc.(a)	1,048,432

		1,868,704

Tobacco — 0.4%
25,500	Altria Group, Inc.(a)	894,030

Wireless Telecommunication Services — 0.9%
79,200	Vodafone Group PLC, ADR (United Kingdom)	2,372,040

	TOTAL LONG-TERM INVESTMENTS (cost $187,509,238)	248,679,237

SHORT-TERM INVESTMENT — 7.8%
AFFILIATED MONEY MARKET MUTUAL FUND
19,724,235	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $19,724,235; includes $14,752,010 of cash collateral for securities on loan)(b)(w)	19,724,235

	TOTAL INVESTMENTS — 105.8% (cost $207,233,473)(p)	268,403,472
	Liabilities in excess of other assets — (5.8)%	(14,666,103)

	NET ASSETS — 100%	$253,737,369

The following abbreviation is used in the Portfolio descriptions:

ADR—American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $14,442,957; cash collateral of $14,752,010 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(p)	The United States federal income tax basis of the Portfolio’s investments was $214,306,976; accordingly, net unrealized appreciation on investments for federal income tax purposes was $54,096,496 (gross unrealized appreciation $56,168,178; gross unrealized depreciation $2,071,682). The difference between book and tax basis is primarily attributable to deferred losses on wash sales as of the most recent fiscal year end.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$248,679,237	$—	$—
Affiliated Money Market Mutual Fund	19,724,235	—	—

Total	$268,403,472	$—	$—

Small Capitalization Growth Portfolio

Schedule of Investments

as of July 31, 2013 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS — 98.9%
COMMON STOCKS
Advertising — 0.2%
27,664	Marin Software, Inc.(a)	$ 319,796

Aerospace & Defense — 1.0%
15,524	Triumph Group, Inc.	1,218,013

Airlines — 1.4%
127,084	JetBlue Airways Corp.*(a)	831,129
19,877	Spirit Airlines, Inc.*	656,935
15,612	US Airways Group, Inc.*(a)	302,092

		1,790,156

Automobile Manufacturers — 0.2%
24,653	Travelcenters of America LLC*	278,086

Automotive Parts — 0.9%
13,105	Tenneco, Inc.*	633,365
7,134	WABCO Holdings, Inc.*	564,014

		1,197,379

Banks — 0.2%
1,978	Cardinal Financial Corp.	32,360
18,432	CoBiz Financial, Inc.	185,057

		217,417

Biotechnology — 5.5%
31,410	Acorda Therapeutics, Inc.*	1,192,638
3,976	Aegerion Pharmaceuticals, Inc.*(a)	364,162
12,073	Alnylam Pharmaceuticals, Inc.*	557,410
46,402	Ariad Pharmaceuticals, Inc.*	862,149
12,100	Cambrex Corp.*	177,265
12,001	Celldex Therapeutics, Inc.*	245,781
4,832	Exact Sciences Corp.*(a)	66,295
3,330	Incyte Corp.*(a)	77,955
1,291	Intercept Pharmaceuticals, Inc.*	60,432
12,319	Liposcience, Inc.*	78,226
26,128	NPS Pharmaceuticals, Inc.*	470,565
23,047	Seattle Genetics, Inc.*(a)	933,864
22,970	United Therapeutics Corp.*(a)	1,719,075
13,314	Verastem, Inc.*	203,438

		7,009,255

Building Materials — 3.1%
9,613	Apogee Enterprises, Inc.	257,244
5,016	Boise Cascade Co.	132,723
57,077	PGT, Inc.*	570,770
22,274	Texas Industries, Inc.*(a)	1,384,107
26,398	Trex Co., Inc.*	1,249,681
13,955	USG Corp.*(a)	350,689

		3,945,214

Chemicals — 2.6%
24,804	Axiall Corp.	1,093,360
43,154	Huntsman Corp.	777,635
21,287	Quaker Chemical Corp.	1,404,304

		3,275,299

Commercial Banks — 2.7%
13,403	Bank of the Ozarks, Inc.(a)	640,395
39,164	Home Loan Servicing Solutions Ltd.	980,275
5,992	SVB Financial Group*	522,622
3,954	Texas Capital Bancshares, Inc.*(a)	179,867

14,765	UMB Financial Corp.	882,947
13,942	Walker & Dunlop, Inc.*	257,091

		3,463,197

Commercial Services — 4.5%
184,852	Monster Worldwide, Inc.*(a)	1,057,353
9,849	Outerwall, Inc.*(a)	544,157
31,733	PAREXEL International Corp.*	1,569,197
8,123	Sotheby’s	365,535
19,457	Team Health Holdings, Inc.*	782,561
31,250	Waste Connections, Inc.(a)	1,351,875

		5,670,678

Commercial Services & Supplies — 0.4%
14,770	Avis Budget Group, Inc.*	467,323

Computer Services & Software — 1.7%
4,215	3D Systems Corp.*(a)	199,074
52,314	Fortinet, Inc.*	1,111,673
26,680	Fusion-io, Inc.*(a)	384,726
33,207	Riverbed Technology, Inc.*(a)	519,357

		2,214,830

Computers
4,106	Uni-Pixel, Inc.*(a)	54,528

Distribution/Wholesale — 1.1%
7,139	MWI Veterinary Supply, Inc.*	1,014,952
4,540	WESCO International, Inc.*(a)	344,041

		1,358,993

Diversified Financial Services — 0.2%
3,579	Blackhawk Network Holdings, Inc.*(a)	87,327
2,470	Financial Engines, Inc.(a)	117,918

		205,245

Electrical Equipment — 0.3%
3,950	Acuity Brands, Inc.	341,675

Electronic Components — 0.9%
15,580	Coherent, Inc.	883,075
5,880	FARO Technologies, Inc.*	215,972

		1,099,047

Electronic Components & Equipment — 2.9%
21,971	General Cable Corp.	692,526
64,710	InvenSense, Inc.*(a)	1,144,073
7,389	Universal Display Corp.*(a)	213,912
31,170	Universal Electronics, Inc.*	960,971
15,046	Woodward, Inc.	615,682

		3,627,164

Energy Equipment & Services — 0.1%
2,280	Tidewater, Inc.	134,497

Entertainment & Leisure — 4.1%
27,156	Bally Technologies, Inc.*	1,946,542
23,599	Black Diamond, Inc.*(a)	244,014
7,938	Carmike Cinemas, Inc.*	145,424
15,192	Multimedia Games Holding Co., Inc.*	531,568
23,423	Pinnacle Entertainment, Inc.*	497,739
78,919	SHFL Entertainment, Inc.*	1,795,407

		5,160,694

Financial - Bank & Trust — 0.2%
5,520	Evercore Partners, Inc. (Class A Stock)	261,758

Food — 1.9%
23,895	Fresh Market, Inc. (The)*	1,261,178

62,760	WhiteWave Foods Co. (Class A Stock)(a)	1,172,985

		2,434,163

Healthcare Products — 2.7%
6,974	Abaxis, Inc.(a)	293,605
11,070	Cooper Cos., Inc. (The)	1,409,765
9,554	Female Health Co. (The)	87,706
7,870	Greatbatch, Inc.*	297,486
10,667	HeartWare International, Inc.*	985,844
9,273	Nanostring Technologies, Inc.*	84,477
4,959	PhotoMedex, Inc.*(a)	78,947
7,649	Portola Pharmaceuticals, Inc.*(a)	175,774

		3,413,604

Healthcare Services — 2.3%
16,268	Acadia Healthcare Co., Inc.*(a)	599,801
25,081	Air Methods Corp.(a)	842,471
27,450	Centene Corp.*(a)	1,522,652

		2,964,924

Home Builders — 0.7%
19,596	Hovnanian Enterprises, Inc. (Class A Stock)*(a)	104,839
7,510	Meritage Homes Corp.*	339,903
31,786	Standard Pacific Corp.*(a)	260,009
7,439	Taylor Morrison Home Corp. (Class A Stock)	180,247

		884,998

Hotels & Motels — 0.5%
55,183	Orient-Express Hotels Ltd. (Class A Stock) (Bermuda)*	690,339

Insurance — 1.3%
10,765	AmTrust Financial Services, Inc.(a)	448,147
6,161	Health Insurance Innovations, Inc. (Class A Stock)	74,733
32,257	Validus Holdings Ltd. (Bermuda)	1,142,865

		1,665,745

Internet
980	RetailMeNot, Inc.*	27,881

Internet Services — 3.2%
23,524	Angie’s List, Inc.*(a)	517,998
23,541	Brightcove, Inc.*	240,589
11,221	HomeAway, Inc.*(a)	337,864
25,316	Saba Software, Inc.*	253,160
11,520	Sourcefire, Inc.*(a)	868,954
19,554	TIBCO Software, Inc.*	487,677
34,977	Trulia, Inc.*(a)	1,303,243

		4,009,485

Investment Company — 0.4%
46,455	KKR Financial Holdings LLC	491,029

Machinery & Equipment — 2.0%
9,059	Chart Industries, Inc.*	1,030,008
8,379	H&E Equipment Services, Inc.	191,376
36,003	Manitowoc Co., Inc.(a)	739,142
3,160	Middleby Corp.*	565,451

		2,525,977

Manufacturing — 1.2%
19,503	Colfax Corp.*	1,035,024
12,575	Trimas Corp.*	465,653

		1,500,677

Media — 0.4%
19,663	Sinclair Broadcast Group, Inc. (Class A Stock)	554,693

Medical Supplies & Equipment — 3.4%
40,970	ArthroCare Corp.*	1,485,572

8,016	Cepheid, Inc.*(a)	279,518
21,553	Sirona Dental Systems, Inc.*	1,521,642
31,389	Thoratec Corp.*	1,029,245

		4,315,977

Metal Fabricate/Hardware — 1.0%
40,566	RTI International Metals, Inc.*(a)	1,243,348

Metals & Mining — 0.7%
30,369	Northwest Pipe Co.*	904,996

Miscellaneous Manufacturers — 1.2%
42,190	Hexcel Corp.*	1,485,510

Oil & Gas Services — 2.3%
3,329	Approach Resources, Inc.*	88,185
30,471	Geospace Technologies Corp.*	2,267,347
25,300	Thermon Group Holdings, Inc.*	506,253

		2,861,785

Oil, Gas & Consumable Fuels — 3.7%
4,023	Delek US Holdings, Inc.	121,696
11,435	Diamondback Energy, Inc.	436,588
5,368	Dril-Quip, Inc.*	488,005
35,667	Gulfport Energy Corp.*	1,897,484
82,654	Magnum Hunter Resources Corp.*(a)	316,565
27,164	Oasis Petroleum, Inc.*(a)	1,141,975
16,452	Rex Energy Corp.*	315,714

		4,718,027

Pharmaceuticals — 6.7%
19,393	Achillion Pharmaceuticals, Inc.*	138,466
28,053	Akorn, Inc.*	398,072
27,539	BioScrip, Inc.*	447,509
20,639	Cubist Pharmaceuticals, Inc.*	1,286,429
8,610	Infinity Pharmaceuticals, Inc.*	182,360
14,396	Insys Therapeutics, Inc.	245,884
7,410	Isis Pharmaceuticals, Inc.*(a)	213,778
4,240	Jazz Pharmaceuticals PLC (Ireland)*	320,162
40,999	Natural Grocers by Vitamin Cottage, Inc.*(a)	1,469,404
17,905	Regulus Therapeutics, Inc.*	181,557
19,928	Salix Pharmaceuticals Ltd.*	1,472,679
10,196	Sarepta Therapeutics, Inc.*(a)	377,456
4,268	Synageva BioPharma Corp.*(a)	205,291
42,053	Theravance, Inc.*(a)	1,621,564

		8,560,611

Real Estate Investment Trusts — 2.5%
52,293	Geo Group, Inc. (The)	1,815,613
13,989	Glimcher Realty Trust	157,236
17,198	Redwood Trust, Inc.(a)	291,334
26,773	Summit Hotel Properties, Inc.	270,943
63,830	Two Harbors Investment Corp.	640,215

		3,175,341

Restaurants — 0.9%
23,745	BJ’s Restaurants, Inc.*	846,272
5,839	Red Robin Gourmet Burgers, Inc.*	332,122

		1,178,394

Retail — 7.1%
16,242	Cash America International, Inc.(a)	682,164
28,831	Chico’s FAS, Inc.	493,875
21,493	Chuy’s Holdings, Inc.*	758,488
10,236	Diversified Restaurant Holdings, Inc.*	72,983
21,370	Fifth & Pacific Cos., Inc.*	509,033
43,470	Genesco, Inc.*	3,059,419
3,192	GNC Holdings, Inc. (Class A Stock)	168,474
5,638	Jack in the Box, Inc.*	226,027
4,738	Lithia Motors, Inc. (Class A Stock)	309,107

3,995	Lumber Liquidators Holdings, Inc.*(a)	386,796
7,094	Penske Automotive Group, Inc.	263,755
2,544	Restoration Hardware Holdings, Inc.	169,990
10,154	Tile Shop Holdings, Inc.*	288,678
34,414	Vitamin Shoppe, Inc.*	1,652,905

		9,041,694

Retail & Merchandising — 2.5%
33,013	Christopher & Banks Corp.*	225,809
7,175	Five Below, Inc.*(a)	278,820
48,744	Francesca’s Holdings Corp.*(a)	1,211,776
2,844	Hibbett Sports, Inc.*(a)	166,801
1,535	Mattress Firm Holding Corp.*(a)	62,705
20,803	Steven Madden Ltd.*	1,069,690
9,842	Tilly’s, Inc. (Class A Stock)*(a)	144,480

		3,160,081

Semiconductors — 3.2%
39,075	Cavium, Inc.*(a)	1,428,582
17,535	EZchip Semiconductor Ltd. (Israel)*	554,983
12,422	Inphi Corp.*	144,840
4,130	Microsemi Corp.*	101,846
26,810	SunEdison, Inc.*	270,245
50,963	Teradyne, Inc.*(a)	840,380
22,457	Veeco Instruments, Inc.*(a)	780,605

		4,121,481

Services — Industrial Services
2,190	Global Geophysical Services, Inc.*	9,614

Software — 8.2%
40,990	Compuware Corp.	464,827
8,584	Concur Technologies, Inc.*(a)	763,032
30,431	Cornerstone OnDemand, Inc.*	1,340,181
17,636	Demandware, Inc.*	783,391
13,992	EPAM Systems, Inc.*	405,068
2,755	Gigamon, Inc.*	98,519
19,590	Guidewire Software, Inc.*	857,258
11,446	Imperva, Inc.*	579,397
15,745	Infoblox, Inc.*	514,861
21,104	Jive Software, Inc.*(a)	283,216
58,719	MedAssets, Inc.*	1,278,313
7,997	Omnicell, Inc.*	168,737
2,940	Proofpoint, Inc.*	79,115
50,388	QLIK Technologies, Inc.*	1,578,152
7,060	Rally Software Development Corp.*	199,021
655	Textura Corp.*	19,755
7,732	Ultimate Software Group, Inc.*	1,046,140

		10,458,983

Storage/Warehouse — 0.1%
8,153	Wesco Aircraft Holdings, Inc.*	159,554

Telecommunications — 2.9%
33,017	8x8, Inc.*(a)	299,134
17,790	Aruba Networks, Inc.*	316,306
10,650	Ciena Corp.*(a)	234,939
5,960	Cyan, Inc.	61,865
20,881	IPG Photonics Corp.(a)	1,271,653
38,745	Ixia*	538,555
23,504	NICE Systems Ltd., ADR (Israel)	909,840

		3,632,292

Thrifts & Mortgage Finance — 0.2%
7,336	EverBank Financial Corp.	113,855

11,782	Pacific Premier Bancorp, Inc.*	153,519

		267,374

Transportation — 1.5%
14,727	Landstar System, Inc.	796,142
49,720	Quality Distribution, Inc.*	525,043
17,532	Roadrunner Transportation Systems, Inc.*	529,992

		1,851,177

	TOTAL LONG-TERM INVESTMENTS (cost $87,420,932)	125,619,998

SHORT-TERM INVESTMENT —17.0%
AFFILIATED MONEY MARKET MUTUAL FUND
21,543,774	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $21,543,774; includes $20,597,964 of cash collateral for securities on loan)(b)(w)	21,543,774

	TOTAL INVESTMENTS — 115.9% (cost $108,964,706)(p)	147,163,772
	Liabilities in excess of other assets — (15.9)%	(20,183,761)

	NET ASSETS — 100%	$126,980,011

The following abbreviation is used in the Portfolio descriptions:

ADR—American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $20,164,979; cash collateral of $20,597,964 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(p)	The United States federal income tax basis of the Portfolio’s investments was $109,433,411; accordingly, net unrealized appreciation on investments for federal income tax purposes was $37,730,361 (gross unrealized appreciation $39,795,035; gross unrealized depreciation $2,064,674). The difference between book and tax basis is primarily attributable to deferred losses on wash sales as of the most recent fiscal year end.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$125,619,998	$—	$—
Affiliated Money Market Mutual Fund	21,543,774	—	—

Total	$147,163,772	$—	$—

Small Capitalization Value Portfolio

Schedule of Investments

as of July 31, 2013 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS — 94.3%
COMMON STOCKS — 94.2%
Advertising
7,700	Marchex, Inc. (Class B Stock)	$ 46,970

Aerospace & Defense — 3.5%
29,500	AAR Corp.	715,080
68,100	Alliant Techsystems, Inc.	6,340,110
170,107	Curtiss-Wright Corp.	6,913,149
73,700	Elbit Systems Ltd. (Israel)	3,277,439
5,100	Esterline Technologies Corp.*	415,344
388,100	Hexcel Corp.*	13,665,001
17,068	LMI Aerospace, Inc.*	315,587
2,200	MA-COM Technology Solutions Holdings, Inc.*	35,266
129,075	Moog, Inc. (Class A Stock)*	7,259,178
98,564	Teledyne Technologies, Inc.*	7,901,876
110,391	Triumph Group, Inc.	8,661,278

		55,499,308

Air Freight & Logistics — 0.1%
52,775	Atlas Air Worldwide Holdings, Inc.*	2,355,876

Airlines — 0.2%
124,400	Republic Airways Holdings, Inc.*	1,708,012
52,430	SkyWest, Inc.	792,742

		2,500,754

Auto Parts and Equipment
3,400	Cooper Tire & Rubber Co.	114,036
22,200	Dana Holding Corp.	485,070
7,400	Remy International, Inc.	153,846

		752,952

Banks — 2.7%
1,790	1st Source Corp.	48,831
2,100	BancFirst Corp.	109,788
1,300	Bank of Kentucky Financial Corp.	35,685
97,016	BankUnited, Inc.	2,933,764
9,600	BBCN Bancorp, Inc.	140,256
1,300	Camden National Corp.	50,583
69,974	Cardinal Financial Corp.	1,144,775
9,700	Cathay General Bancorp	230,472
3,900	Chemical Financial Corp.	116,454
7,600	City Holding Co.(a)	336,376
10,900	CoBiz Financial, Inc.	109,436
4,343	Columbia Banking System, Inc.	108,488
4,400	Community Bank System, Inc.	147,576
7,100	Community Trust Bancorp, Inc.	282,935
6,300	CommunityOne Bancorp*	53,550
69,069	Eagle Bancorp, Inc.*	1,814,443
6,300	East West Bancorp, Inc.	194,229
14,274	Fidelity Southern Corp.	220,397
8,100	Financial Institutions, Inc.	163,053
12,500	First Financial Bancorp	201,375
3,686	First Financial Holdings, Inc.	204,362
37,978	First NBC Bank Holding Co.	993,504
2,400	Great Southern Bancorp, Inc.	70,080
205,849	Hancock Holding Co.	6,743,613
82,612	Hanmi Financial Corp.*	1,404,404
5,950	Horizon Bancorp	142,622
33,826	IBERIABANK Corp.	1,988,969
7,400	Independent Bank Corp.	275,576
4,300	Lakeland Financial Corp.	135,665
11,900	MainSource Financial Group, Inc.	172,074

5,400	MetroCorp Bancshares, Inc.	57,780
86,082	OFG Bancorp (Puerto Rico)(a)	1,589,935
27,600	Park Sterling Corp.*	184,920
6,900	Peoples Bancorp, Inc.	155,181
34,100	Pinnacle Financial Partners, Inc.*	971,168
9,000	Preferred Bank*	152,910
45,500	PrivateBancorp, Inc.	1,073,345
3,851	Republic Bancorp, Inc. (Class A Stock)	100,781
8,800	Sierra Bancorp	138,864
5,352	Southside Bancshares, Inc.	133,746
31,700	Southwest Bancorp, Inc.*	474,232
16,225	Sterling Financial Corp.	430,449
4,600	Taylor Capital Group, Inc.*	103,178
114,953	TCF Financial Corp.	1,751,884
500	Trico Bancshares	10,830
17,100	UMB Financial Corp.	1,022,580
183,445	United Bankshares, Inc.(a)	5,195,162
10,900	Virginia Commerce Bancorp, Inc.*	163,827
3,300	Washington Trust Bancorp, Inc.	106,722
255,150	Webster Financial Corp.	6,950,286
25,800	WesBanco, Inc.	759,810
12,200	West Bancorporation, Inc.	166,896
79,315	Wilshire Bancorp, Inc.	697,179
1,300	WSFS Financial Corp.	77,389

		43,042,389

Biotechnology — 0.2%
28,800	Cambrex Corp.*	421,920
19,300	Celldex Therapeutics, Inc.*	395,264
37,714	Charles River Laboratories International, Inc.*	1,717,496
2,900	OncoMed Pharmaceuticals, Inc.*	58,522
3,600	Onconova Therapeutics, Inc.*	78,444
8,100	Puma Biotechnology, Inc.*	413,991

		3,085,637

Broadcasting
53,900	Entercom Communications Corp. (Class A Stock)*(a)	528,759

Building Materials — 0.3%
3,300	LSI Industries, Inc.	26,928
5,400	Ply Gem Holdings, Inc.	101,196
115,580	URS Corp.	5,374,470

		5,502,594

Building Products — 0.4%
86,375	Lennox International, Inc.	6,203,452

Business Services
16,900	ABM Industries, Inc.	437,710

Capital Markets — 2.0%
45,656	Apollo Investment Corp.	371,183
491,400	Ares Capital Corp.	8,742,006
174,650	LPL Financial Holdings, Inc.	6,647,179
3,600	Manning & Napier, Inc.	64,620
293,775	Raymond James Financial, Inc.(a)	12,946,664
5,500	Regional Management Corp.*	170,005
89,824	Solar Capital Ltd.	1,978,823
21,100	Stifel Financial Corp.*	794,415
20,650	Waddell & Reed Financial, Inc. (Class A Stock)	1,054,389

		32,769,284

Chemicals — 3.2%
14,900	Axiall Corp.(a)	656,792
127,600	Cabot Corp.	5,234,152
15,987	Cytec Industries, Inc.	1,245,387
3,200	Fuller (H.B.) Co.	128,480
132,762	Innophos Holdings, Inc.	6,616,858
1,400	Innospec, Inc.	60,088
132,500	Methanex Corp. (Canada)	6,337,475

12,800	Minerals Technologies, Inc.	588,800
17,700	NewMarket Corp.(a)	4,824,312
56,817	Olin Corp.	1,386,335
13,600	Schulman, (A.), Inc.	364,480
142,085	Scotts Miracle-Gro Co. (The) (Class A Stock)(a)	7,139,771
144,740	Sensient Technologies Corp.	6,370,008
140,800	Valspar Corp. (The)	9,591,296
10,800	Zep, Inc.	141,264

		50,685,498

Clothing & Apparel — 0.2%
47,521	G & K Services, Inc. (Class A Stock)	2,509,584
3,000	G-III Apparel Group Ltd.*	154,380
17,100	Iconix Brand Group, Inc.*(a)	561,564
3,800	RG Barry Corp.	65,854

		3,291,382

Commercial Banks — 5.0%
375,850	Associated Banc-Corp.	6,366,899
5,200	Banner Corp.	192,816
2,600	BNC Bancorp	34,502
2,000	Center Bancorp, Inc.	30,140
6,700	Citizens & Northern Corp.	132,258
1,300	CNB Financial Corp.	23,244
11,200	Enterprise Financial Services Corp.	207,536
800	First Bancorp, Inc.	14,320
19,900	First Busey Corp.	99,301
2,400	First Financial Corp.	79,584
573,470	First Horizon National Corp.(a)	7,070,885
226,500	First Interstate Bancsystem, Inc.	5,338,605
545,400	First Niagara Financial Group, Inc.	5,830,326
1,300	First of Long Island Corp. (The)	46,774
636,398	FirstMerit Corp.	14,268,043
579,000	Fulton Financial Corp.	7,289,610
1,300	German American Bancorp, Inc.	35,971
10,200	Hampton Roads Bankshares, Inc.*	17,340
1,300	Merchants Bancshares, Inc.	40,352
102,860	National Penn Bancshares, Inc.	1,109,859
340,300	Old National Bancorp	4,903,723
213,325	Prosperity Bancshares, Inc.	12,590,442
2,400	S.Y. Bancorp, Inc.	66,312
132,743	Susquehanna Bancshares, Inc.	1,765,482
438,763	Trustmark Corp.(a)	11,833,438

		79,387,762

Commercial Services — 0.5%
27,705	ARC Document Solutions, Inc.*	132,153
5,700	CDI Corp.	89,661
105,200	Cenveo, Inc.*(a)	256,688
6,100	Consolidated Graphics, Inc.*	326,899
25,800	Corinthian Colleges, Inc.*	57,792
3,300	EVERTEC, Inc. (Puerto Rico)	78,870
32,016	Green Dot Corp. (Class A Stock)*	745,332
20,500	Kelly Services, Inc. (Class A Stock)	401,185
3,400	Korn/Ferry International*	66,402
5,600	Mac-Gray Corp.	82,320
40,846	Matthews International Corp. (Class A Stock)	1,579,923
31,400	Quad/Graphics, Inc.	880,456
19,816	Resources Connection, Inc.	263,553
50,700	RPX Corp.*	884,208
30,062	Team, Inc.*	1,178,130
2,700	TeleTech Holdings, Inc.*	67,635
29,800	TrueBlue, Inc.*	795,660
15,800	Viad Corp.	379,990
1,300	Xoom Corp.*(a)	42,653

		8,309,510

Commercial Services & Supplies — 1.8%
188,500	Brink’s Co. (The)	5,038,605
26,357	DFC Global Corp.*	408,270
286,084	Ennis, Inc.	5,301,136
370,997	KAR Auction Services, Inc.	9,438,164
75,200	McGrath RentCorp	2,574,848
13,100	Navigant Consulting, Inc.*	175,802
35,600	PHH Corp.*	806,696
46,200	UniFirst Corp.	4,528,524

		28,272,045

Computer Services & Software — 0.7%
10,800	Electronics for Imaging, Inc.*	324,324
146,660	Global Payments, Inc.	6,791,825
70,000	Spansion, Inc. (Class A Stock)*	826,000
34,443	Sykes Enterprises, Inc.*	604,819
17,600	SYNNEX Corp.*(a)	871,552
60,300	Unisys Corp.*	1,564,182

		10,982,702

Computers & Peripherals — 0.1%
52,922	Diebold, Inc.(a)	1,728,433
15,900	Silicon Graphics International Corp.*	299,238

		2,027,671

Construction & Engineering — 1.0%
25,000	EMCOR Group, Inc.	1,032,000
8,200	Engility Holdings, Inc.*	267,238
124,500	KBR, Inc.	3,894,360
217,750	MasTec, Inc.*(a)	7,185,750
168,372	McDermott International, Inc. (Panama)*	1,456,418
9,700	Michael Baker Corp.	391,880
90,801	Orion Marine Group, Inc.*	1,141,369
17,307	Tutor Perini Corp.*	342,332
9,600	VSE Corp.	415,488

		16,126,835

Consumer Finance — 0.9%
256,337	Cash America International, Inc.(a)	10,766,154
73,550	First Cash Financial Services, Inc.*	3,927,570

		14,693,724

Consumer Products & Services — 1.1%
52,138	Central Garden & Pet Co. (Class A Stock)*	393,121
91,753	Convergys Corp.	1,736,884
97,117	Helen of Troy Ltd. (Bermuda)*	4,125,530
114,346	Snap-on, Inc.	10,845,718

		17,101,253

Containers & Packaging — 2.3%
75,600	Graphic Packaging Holding Co.*	650,160
31,365	Greif, Inc. (Class A Stock)	1,735,112
58,862	Owens-Illinois, Inc.*	1,751,144
132,500	Packaging Corp of America	7,127,175
55,000	Rock-Tenn Co. (Class A Stock)	6,289,250
270,805	Silgan Holdings, Inc.	13,063,633
143,200	Sonoco Products Co.	5,511,768

		36,128,242

Cosmetics/Personal Care
4,900	Revlon, Inc. (Class A Stock)*	122,941

Distribution/Wholesale — 0.1%
3,900	Core-Mark Holding Co., Inc.	244,335
14,100	United Stationers, Inc.	583,599

		827,934

Diversified Financial Services — 0.2%
31,900	Arlington Asset Investment Corp. (Class A Stock)	806,432
2,400	Artisan Partners Asset Management, Inc.	127,200
95,255	Cowen Group, Inc. (Class A Stock)*	307,674
53,551	Federated Investors, Inc. (Class B Stock)(a)	1,554,585
3,400	Pennymac Financial Services, Inc. (Class A Stock)	66,640
16,200	Piper Jaffray Cos., Inc.*	543,510

		3,406,041

Drugs & Healthcare — 0.5%
99,280	Covance, Inc.*	8,190,600

Electric Utilities — 1.6%
2,400	Chesapeake Utilities Corp.	142,248
46,264	Cleco Corp.	2,244,267
129,006	El Paso Electric Co.	4,872,557
9,000	Empire District Electric Co. (The)(a)	208,620
7,200	Genie Energy Ltd. (Class B Stock)*	74,232
159,638	Great Plains Energy, Inc.	3,861,643
148,310	IDACORP, Inc.	7,826,319
3,800	MGE Energy, Inc.	223,098
116,550	Portland General Electric Co.	3,694,635
3,600	UIL Holdings Corp.	147,024
4,900	Unitil Corp.	150,626
36,100	UNS Energy Corp.	1,835,685
29,577	Westar Energy, Inc.	993,491

		26,274,445

Electrical Equipment — 1.3%
147,923	Babcock & Wilcox Co. (The)	4,517,569
222,320	EnerSys	11,765,174
42,939	General Cable Corp.	1,353,437
121,450	Thermon Group Holdings, Inc.*(a)	2,430,215

		20,066,395

Electronic Equipment, Instrument & Components — 1.6%
372,700	AVX Corp.	4,766,833
142,127	Belden, Inc.	8,330,064
231,060	Digital River, Inc.*	3,925,709
177,900	Jabil Circuit, Inc.	4,089,921
260,565	Sanmina Corp.*	4,288,900

		25,401,427

Electronics — 2.7%
35,500	Benchmark Electronics, Inc.*	785,260
211,800	Checkpoint Systems, Inc.*	3,642,960
125,701	Coherent, Inc.	7,124,732
282,640	FLIR Systems, Inc.	9,177,321
12,800	GSI Group, Inc. (Canada)*	107,648
136,614	Itron, Inc.*(a)	5,890,796
169,125	Littelfuse, Inc.	13,528,309
6,500	Newport Corp.*	95,225
31,800	Stoneridge, Inc.*	384,144
7,441	Sypris Solutions, Inc.	24,109
18,600	TTM Technologies, Inc.*	171,864
29,294	Watts Water Technologies, Inc. (Class A Stock)	1,531,490
25,200	Zagg, Inc.*(a)	114,156

		42,578,014

Energy — Alternate Sources — 0.1%
1,200	FutureFuel Corp.	18,948
35,800	Green Plains Renewable Energy, Inc.*	592,848
62,149	Renewable Energy Group, Inc.*	968,281
2,700	REX American Resources Corp.*	98,253

		1,678,330

Energy Equipment — 0.1%
56,425	Hillenbrand, Inc.	1,398,776

Energy Equipment & Services — 2.0%
285,287	Bristow Group, Inc.	19,402,369
157,078	Key Energy Services, Inc.*	995,874
550,300	Precision Drilling Corp. (Canada)(a)	5,613,060
94,000	Tidewater, Inc.	5,545,060

		31,556,363

Entertainment & Leisure — 0.7%
19,600	Carmike Cinemas, Inc.*	359,072
15,700	Isle of Capri Casinos, Inc.*	124,658
171,180	Life Time Fitness, Inc.*(a)	9,122,182
3,000	National CineMedia, Inc.	54,330
80,109	Scientific Games Corp. (Class A Stock)*	1,091,886
10,100	Speedway Motorsports, Inc.	186,547

		10,938,675

Environmental Control
8,400	CECO Environmental Corp.	112,224
4,700	GSE Holding, Inc.*	24,581

		136,805

Environmental Services — 0.3%
114,731	Darling International, Inc.*	2,329,039
94,503	Tetra Tech, Inc.*	2,230,271

		4,559,310

Financial — Bank & Trust — 0.4%
6,500	Banco Latinoamericano de Comercio Exterior SA (Supranational Bank)	163,735
95,632	Boston Private Financial Holdings, Inc.	1,056,733
20,600	First BanCorp (Puerto Rico)*	155,118
3,000	First BanCorp (United States)	47,490
7,400	First Merchants Corp.	138,528
184,133	First Midwest Bancorp, Inc.	2,811,711
6,500	Flushing Financial Corp.	123,240
30,900	FNB Corp.(a)	390,576
6,600	Heartland Financial USA, Inc.	184,800
57,200	Prospect Capital Corp.	626,340
5,700	StellarOne Corp.	120,726
250,845	Synovus Financial Corp.	835,314
2,100	Tompkins Financial Corp.	94,773

		6,749,084

Financial Services — 0.9%
4,400	Berkshire Hills Bancorp, Inc.	114,840
38,100	BGC Partners, Inc. (Class A Stock)	239,268
47,200	CVB Financial Corp.	617,848
950	Deluxe Corp.	38,960
169,800	Eaton Vance Corp.	6,871,806
62,600	First Commonwealth Financial Corp.	470,126
11,900	First Community Bancshares, Inc.	189,924
17,202	NBT Bancorp, Inc.	388,249
14,900	Nelnet, Inc. (Class A Stock)	579,312
4,700	OceanFirst Financial Corp.	80,276
94,725	PacWest Bancorp(a)	3,355,159
9,300	Provident Financial Services, Inc.	165,447
8,100	Renasant Corp.	221,940
1,400	Suffolk Bancorp*	25,410
9,000	World Acceptance Corp.*(a)	749,520

		14,108,085

Food & Staples Retailing — 1.2%
92,400	Andersons, Inc. (The)	5,481,168
51,710	Casey’s General Stores, Inc.	3,424,753
86,000	Harris Teeter Supermarkets, Inc.	4,229,480
106,500	Weis Markets, Inc.	5,348,430

		18,483,831

Food Products — 0.7%
105,500	Cal-Maine Foods, Inc.	5,346,740
88,354	Ingredion, Inc.	5,937,389

		11,284,129

Foods — 0.7%
14,400	Pinnacle Foods, Inc.	366,768
9,511	Sanderson Farms, Inc.	671,857
34,528	Snyders-Lance, Inc.	1,092,811
42,900	Spartan Stores, Inc.	843,843
20,822	TreeHouse Foods, Inc.*	1,478,154
108,100	United Natural Foods, Inc.*	6,334,660

		10,788,093

Gas Utilities — 1.8%
95,975	Atmos Energy Corp.	4,245,934
137,210	South Jersey Industries, Inc.	8,383,531
15,200	Southwest Gas Corp.	754,528
324,001	Swift Energy Co.*(a)	4,127,773
104,900	UGI Corp.	4,404,751
161,888	WGL Holdings, Inc.	7,441,991

		29,358,508

Hand/Machine Tools — 0.7%
262,700	Franklin Electric Co., Inc.	9,788,202
10,600	Hardinge, Inc.	167,692
26,506	Regal-Beloit Corp.	1,714,408

		11,670,302

Healthcare Equipment & Supplies — 1.7%
273,147	Cantel Medical Corp.	7,249,321
45,300	Cooper Cos., Inc. (The)	5,768,955
3,200	Greatbatch, Inc.*	120,960
114,600	STERIS Corp.	5,159,292
115,935	Teleflex, Inc.(a)	9,208,717

		27,507,245

Healthcare Products — 0.5%
120,525	Integra LifeSciences Holdings Corp.*(a)	4,747,480
20,800	NanoString Technologies, Inc.*	189,488
19,000	Natus Medical, Inc.*	243,010
35,600	NuVasive, Inc.*	812,392
32,925	Sirona Dental Systems, Inc.*	2,324,505

		8,316,875

Healthcare Providers & Services — 0.3%
146,100	Owens & Minor, Inc.(a)	5,253,756

Healthcare Services — 1.7%
2,692	Almost Family, Inc.	51,498
55,460	AmSurg Corp.*	2,169,041
121,885	Centene Corp.*	6,760,961
43,696	Five Star Quality Care, Inc.*	258,680
35,019	HealthSouth Corp.*	1,140,219
174,020	Healthways, Inc.*	2,986,183
46,500	LifePoint Hospitals, Inc.*	2,285,940
106,423	MEDNAX, Inc.*	10,367,729
34,600	Molina Healthcare, Inc.*(a)	1,284,352
1,699	Skilled Healthcare Group, Inc. (Class A Stock)*	11,077
19,900	Triple-S Management Corp. (Class B Stock) (Puerto Rico)*	433,024

		27,748,704

Home Builders — 0.5%
5,300	MDC Holdings, Inc.	167,692
165,780	Meritage Homes Corp.*	7,503,203
8,100	William Lyon Homes (Class A Stock)*	183,141

		7,854,036

Home Furnishings — 0.1%
47,069	Ethan Allen Interiors, Inc.	1,429,486
34,800	Kimball International, Inc. (Class B Stock)	382,452
28,087	Skullcandy, Inc.*	155,040

		1,966,978

Hotels, Restaurants & Leisure — 1.5%
79,125	Choice Hotels International, Inc.(a)	3,289,226
55,000	Cracker Barrel Old Country Store, Inc.	5,384,500
291,247	International Game Technology	5,379,332
177,040	International Speedway Corp. (Class A Stock)	5,992,804
85,275	Jack in the Box, Inc.*	3,418,675

		23,464,537

Household Durables — 1.1%
241,606	Harman International Industries, Inc.(a)	14,624,411
82,275	Ryland Group, Inc. (The)(a)	3,327,201

		17,951,612

Household Products
10,000	Lifetime Brands, Inc.	149,800

Industrial Products — 0.1%
9,900	Brady Corp. (Class A Stock)	329,373
39,832	Kaydon Corp.	1,158,315

		1,487,688

Insurance — 6.1%
575,154	American Equity Investment Life Holding Co.(a)	10,467,803
105,300	American Financial Group, Inc.	5,442,957
4,700	American Safety Insurance Holdings Ltd. (Bermuda)*	140,812
16,800	AMERISAFE, Inc.	600,264
11,800	AmTrust Financial Services, Inc.(a)	491,234
135,475	Aspen Insurance Holdings Ltd. (Bermuda)	5,078,958
17,100	Assured Guaranty Ltd. (Bermuda)	370,044
509,325	CNO Financial Group, Inc.	7,273,161
96,839	Employers Holdings, Inc.	2,545,897
48,543	Endurance Specialty Holdings Ltd. (Bermuda)	2,554,818
207,700	First American Financial Corp.(a)	4,721,021
50,938	Hanover Insurance Group, Inc. (The)	2,741,993
167,650	HCC Insurance Holdings, Inc.	7,465,454
215,575	Horace Mann Educators Corp.	6,109,395
35,341	Infinity Property & Casualty Corp.	2,297,518
110,100	Maiden Holdings Ltd. (Bermuda)	1,338,816
435	Markel Corp.*	230,550
14,900	Meadowbrook Insurance Group, Inc.	113,091
35,573	Platinum Underwriters Holdings Ltd. (Bermuda)	2,066,436
45,634	ProAssurance Corp.	2,442,788
249,682	Protective Life Corp.	10,818,721
146,014	Reinsurance Group of America, Inc.	9,942,093
10,000	Selective Insurance Group, Inc.	244,500
121,880	State Auto Financial Corp.	2,474,164
6,000	Stewart Information Services Corp.(a)	185,580
15,700	Symetra Financial Corp.	282,286
177,869	Tower Group International Ltd.	3,889,995
198,654	United Fire Group, Inc.	5,166,991

		97,497,340

Internet Services — 0.6%
12,500	1-800-Flowers.com, Inc. (Class A Stock)*	82,250
29,700	Active Network, Inc. (The)*(a)	253,341
4,100	Bazaarvoice, Inc.*	42,968
24,023	Comtech Telecommunications Corp.	650,543
54,765	Liquidity Services, Inc.*(a)	1,560,802
12,400	Quinstreet, Inc.*	115,444

364,963	Sapient Corp.*	5,003,643
52,600	Tremor Video, Inc.*	440,262
46,100	United Online, Inc.	374,332
2,700	Vocus, Inc.*	27,594
28,100	WebMD Health Corp. (Class A Stock)*	927,581

		9,478,760

Internet Software & Services — 0.4%
132,200	J2 Global, Inc.(a)	6,050,794

Investment Companies
22,800	American Capital Ltd.*	311,448
4,278	Fidus Investment Corp.	83,164
5,200	Gladstone Capital Corp.	44,824
20,712	KCAP Financial, Inc.	216,855
19,715	MCG Capital Corp.	108,235

		764,526

IT Services — 1.2%
395,342	Broadridge Financial Solutions, Inc.	11,441,197
11,657	CACI International, Inc. (Class A Stock)*(a)	774,025
97,400	EPAM Systems, Inc.*(a)	2,819,730
75,375	Jack Henry & Associates, Inc.	3,640,613

		18,675,565

Leisure Equipment & Products — 0.3%
22,358	Arctic Cat, Inc.	1,230,584
178,214	Callaway Golf Co.(a)	1,279,577
2,700	Johnson Outdoors, Inc. (Class A Stock)*	68,769
48,618	Sturm Ruger & Co., Inc.(a)	2,473,198

		5,052,128

Life Science Tools & Services — 0.4%
193,800	PerkinElmer, Inc.	6,606,642

Machinery — 3.5%
208,313	Actuant Corp. (Class A Stock)	7,355,532
138,300	Barnes Group, Inc.(a)	4,563,900
39,600	Briggs & Stratton Corp.	801,900
93,100	Crane Co.	5,669,790
202,980	Harsco Corp.	5,228,765
5,900	Hyster-Yale Materials Handling, Inc.	383,559
191,139	ITT Corp.	5,971,182
43,596	Kadant, Inc.	1,427,333
115,800	Kennametal, Inc.	5,018,772
37,718	Terex Corp.*	1,111,927
173,455	Titan International, Inc.	2,990,364
127,020	Trinity Industries, Inc.	5,000,777
48,875	Valmont Industries, Inc.	6,824,905
337,700	Wabash National Corp.*	3,623,521

		55,972,227

Manufacturing — 0.4%
44,664	EnPro Industries, Inc.*(a)	2,538,255
2,800	Koppers Holdings, Inc.	108,220
4,300	Park-Ohio Holdings Corp.*	151,059
2,400	Standex International Corp.	141,672
620	STR Holdings, Inc.*	1,656
42,411	Trimas Corp.*	1,570,479
31,151	Zebra Technologies Corp. (Class A Stock)*	1,438,242

		5,949,583

Media — 0.8%
117,398	Belo Corp. (Class A Stock)	1,674,096
160,500	Cinemark Holdings, Inc.	4,673,760
14,200	Courier Corp.	220,384
49,400	Entravision Communications Corp. (Class A Stock)	281,086
54,200	LIN Media LLC (Class A Stock)*	875,330

121,600	Meredith Corp.(a)	5,778,432
1,862	Salem Communications Corp. (Class A Stock)	14,095
3,800	Sinclair Broadcast Group, Inc. (Class A Stock)	107,198

		13,624,381

Metals & Mining — 3.0%
46,684	Allegheny Technologies, Inc.(a)	1,287,078
196,420	AMCOL International Corp.	6,890,414
41,700	Coeur d’Alene Mines Corp.*	559,197
315,637	Commercial Metals Co.	4,889,217
27,374	Compass Minerals International, Inc.	2,069,474
77,675	Globe Specialty Metals, Inc.	926,663
352,300	HudBay Minerals, Inc. (Canada)	2,370,979
9,700	LB Foster Co. (Class A Stock)	450,856
15,800	NN, Inc.	194,340
94,850	Reliance Steel & Aluminum Co.(a)	6,658,470
89,200	Royal Gold, Inc.	4,610,748
48,079	RTI International Metals, Inc.*(a)	1,473,621
307,900	Steel Dynamics, Inc.	4,790,924
17,100	SunCoke Energy, Inc.*	270,180
164,900	Timken Co.	9,633,458
1,700	US Silica Holdings, Inc.(a)	41,140
3,200	Westmoreland Coal Co.*(a)	40,864
41,200	Worthington Industries, Inc.	1,473,724

		48,631,347

Multi-Utilities
12,500	NorthWestern Corp.	527,500

Office Equipment — 0.1%
52,626	Interface, Inc.	999,368
28,500	SteelCase, Inc. (Class A Stock)	434,340

		1,433,708

Oil, Gas & Consumable Fuels — 4.9%
98,625	Atwood Oceanics, Inc.*	5,556,532
10,400	Basic Energy Services, Inc.*(a)	118,976
125,000	Berry Petroleum Co. (Class A Stock)	5,068,750
3,800	Bonanza Creek Energy, Inc.	154,812
68,344	C&J Energy Services, Inc.*(a)	1,322,456
61,600	Cimarex Energy Co.	4,708,088
64,100	Core Laboratories NV (Netherlands)	9,589,360
95,400	CVR Energy, Inc.	4,501,926
7,400	Dawson Geophysical Co.*	266,992
22,600	Delek US Holdings, Inc.	683,650
93,400	Energen Corp.	5,593,726
11,600	Energy XXI (Bermuda) Ltd. (Bermuda)	311,460
41,600	EPL Oil & Gas, Inc.*	1,337,856
153,675	Forum Energy Technologies, Inc.*(a)	4,438,134
56,014	Goodrich Petroleum Corp.*(a)	1,065,386
29,300	Helix Energy Solutions Group, Inc.*	743,341
8,900	Laclede Group, Inc. (The)	408,154
7,950	New Jersey Resources Corp.	355,842
568,111	Newpark Resources, Inc.*	6,499,190
10,500	Northwest Natural Gas Co.	461,370
187,544	Oasis Petroleum, Inc.*(a)	7,884,350
65,500	Parker Drilling Co.*	397,585
286,206	Ship Finance International Ltd.(a)	4,605,055
26,500	Stone Energy Corp.*	645,540
10,063	Superior Energy Services, Inc.*	257,814
24,400	VAALCO Energy, Inc.*	151,280
25,500	W&T Offshore, Inc.(a)	415,395
160,200	Western Refining, Inc.	4,826,826
151,274	World Fuel Services Corp.	5,860,355

		78,230,201

Paper & Forest Products — 0.6%
29,600	Boise, Inc.	269,360
160,500	Buckeye Technologies, Inc.	5,973,810

48,500	Clearwater Paper Corp.*	2,372,620
2,100	Domtar Corp.	145,971
5,500	P.H. Glatfelter Co.	145,585
16,300	Resolute Forest Products*(a)	248,738
2,200	Schweitzer-Mauduit International, Inc.(a)	119,108

		9,275,192

Personal Products — 0.3%
67,825	Elizabeth Arden, Inc.*	2,784,895
37,152	Prestige Brands Holdings, Inc.*	1,259,824

		4,044,719

Pharmaceuticals — 0.1%
1,100	Agios Pharmaceuticals, Inc.*	32,076
3,500	Cornerstone Therapeutics, Inc.*	31,220
7,100	Esperion Therapeutics, Inc.*	126,664
26,800	Impax Laboratories, Inc.*	555,832
31,259	Lannett Co., Inc.*	434,188
11,000	Progenics Pharmaceuticals, Inc.*	65,890
8,400	TESARO, Inc.*(a)	286,608
53,200	XenoPort, Inc.*	286,748

		1,819,226

Pipelines — 0.4%
126,400	ONEOK, Inc.	6,692,880
2,000	SemGroup Corp. (Class A Stock)	112,880

		6,805,760

Printing & Publishing
38,300	Journal Communications, Inc. (Class A Stock)*	350,828

Professional Services — 0.7%
118,800	ICF International, Inc.*	3,966,732
84,052	Towers Watson & Co. (Class A Stock)	7,079,700

		11,046,432

Railroads
8,000	FreightCar America, Inc.	145,680

Real Estate
13,500	Alexander & Baldwin, Inc.*	597,915
3,600	WCI Communities, Inc.*	61,020

		658,935

Real Estate Investment Trusts — 4.7%
4,400	Acadia Realty Trust	113,432
15,200	American Campus Communities, Inc.	583,832
260,400	American Realty Capital Properties, Inc.(a)	3,762,780
176,900	Anworth Mortgage Asset Corp.	859,734
55,800	Ashford Hospitality Trust, Inc.	651,186
50,800	CapLease, Inc.	430,784
118,000	Capstead Mortgage Corp.	1,394,760
59,939	CBL & Associates Properties, Inc.	1,364,811
56,200	Cedar Realty Trust, Inc.	311,348
10,300	Chatham Lodging Trust	179,838
17,100	Chesapeake Lodging Trust	391,761
22,500	Coresite Realty Corp.	764,100
79,100	Cousins Properties, Inc.	810,775
30,700	CYS Investments, Inc.	254,810
71,800	DCT Industrial Trust, Inc.	539,218
109,613	DiamondRock Hospitality Co.	1,063,246
1,600	EastGroup Properties, Inc.	98,976
145,313	Education Realty Trust, Inc.	1,370,302
5,500	EPR Properties	277,090
81,025	Equity One, Inc.(a)	1,874,919
256,725	Excel Trust, Inc.	3,332,290
6,200	Extra Space Storage, Inc.	260,710
45,900	FelCor Lodging Trust, Inc.*	277,236

74,200	First Industrial Realty Trust, Inc.	1,213,912
373,011	First Potomac Realty Trust	5,061,759
311,300	Franklin Street Properties Corp.	4,143,403
7,700	GEO Group, Inc. (The)	267,344
5,200	Getty Realty Corp.	107,068
4,100	Government Properties Income Trust	103,607
223,000	Hatteras Financial Corp.	4,480,070
568,285	Hersha Hospitality Trust	3,335,833
94,025	Highwoods Properties, Inc.	3,411,227
1,700	Home Properties, Inc.	108,477
65,077	Kite Realty Group Trust	375,494
4,000	LaSalle Hotel Properties	107,760
197,770	Lexington Realty Trust	2,480,036
11,900	LTC Properties, Inc.	460,173
481,481	Medical Properties Trust, Inc.	7,029,623
268,194	MFA Financial, Inc.	2,140,188
30,448	Mid-America Apartment Communities, Inc.(a)	2,056,762
128,600	Omega Healthcare Investors, Inc.	4,093,338
36,600	Parkway Properties, Inc.	640,500
8,400	Pennsylvania Real Estate Investment Trust	173,880
29,000	Potlatch Corp.	1,276,870
56,400	RAIT Financial Trust	426,384
10,800	Ramco-Gershenson Properties Trust	167,292
74,500	Redwood Trust, Inc.(a)	1,262,030
359,297	Retail Properties of America, Inc. (Class A Stock)(a)	5,062,495
178,900	Starwood Property Trust, Inc.(a)	4,544,060
5,500	Sun Communities, Inc.(a)	266,310
13,500	Winthrop Realty Trust	172,395

		75,936,228

Restaurants
2,200	Bravo Brio Restaurant Group, Inc.*	35,948

Retail — 1.0%
81,435	Aeropostale, Inc.*	1,232,111
61,204	ANN, Inc.*	2,074,204
5,500	Destination Maternity Corp.	165,330
68,666	Express, Inc.*	1,548,418
19,800	Insight Enterprises, Inc.*	423,522
21,603	Men’s Wearhouse, Inc. (The)	862,608
126,954	Pantry, Inc. (The)*	1,580,577
600	Papa John’s International, Inc.*	40,116
42,032	Regis Corp.	730,096
1,776,025	Rite Aid Corp.*	5,328,075
27,400	Roundy’s, Inc.	249,888
2,900	Trans World Entertainment Corp.	14,500
6,478	Tuesday Morning Corp.*	72,683
43,294	Vera Bradley, Inc.*(a)	1,049,447

		15,371,575

Retail & Merchandising — 0.8%
212,625	Chico’s FAS, Inc.	3,642,266
14,200	Children’s Place Retail Stores, Inc. (The)*	767,368
10,562	Conn’s, Inc.*(a)	682,516
5,200	Dillard’s, Inc. (Class A Stock)	439,036
6,500	EZCORP, Inc. (Class A Stock)*	117,520
103,800	GNC Holdings, Inc. (Class A Stock)	5,478,564
29,400	hhgregg, Inc.*(a)	461,286
15,800	Kirkland’s, Inc.*	277,764
9,573	OfficeMax, Inc.(a)	109,037
41,700	Ruth’s Hospitality Group, Inc.	498,732
9,000	Tilly’s, Inc. (Class A Stock)*	132,120

		12,606,209

Road & Rail — 0.6%
61,200	Celadon Group, Inc.	1,230,732
97,900	Con-Way, Inc.	4,057,955
191,279	Werner Enterprises, Inc.(a)	4,602,173

		9,890,860

Savings & Loan — 0.2%
5,200	Banc of California, Inc.	76,544
11,302	Charter Financial Corp.	123,079
2,700	First Defiance Financial Corp.	71,280
46,000	Flagstar Bancorp, Inc.*(a)	754,400
163	Heritage Financial Group, Inc.	3,120
17,700	HomeStreet, Inc.	384,090
52,011	Investors Bancorp, Inc.	1,154,644
23,600	Northfield Bancorp, Inc.	276,592

		2,843,749

Semiconductors — 1.7%
19,659	Alpha & Omega Semiconductor Ltd. (Bermuda)*	150,391
85,300	Amkor Technology, Inc.*(a)	359,966
166,769	Cabot Microelectronics Corp.*	6,167,118
24,200	Cirrus Logic, Inc.*	466,576
8,700	DSP Group, Inc.*	64,815
153,494	Emulex Corp.*	1,229,487
612,319	Entegris, Inc.*	5,835,400
131,362	Fairchild Semiconductor International, Inc.*	1,657,788
16,300	First Solar, Inc.*(a)	802,612
14,600	GT Advanced Technologies, Inc.*(a)	75,774
14,900	IXYS Corp.	167,476
64,619	MKS Instruments, Inc.	1,752,467
130,700	Monolithic Power Systems, Inc.	3,421,726
11,700	Pericom Semiconductor Corp.*	89,505
17,100	PMC - Sierra, Inc.*	112,946
62	Rudolph Technologies, Inc.*	766
124,125	Semtech Corp.*	3,754,781
53,779	Ultra Clean Holdings, Inc.*	372,689

		26,482,283

Semiconductors & Semiconductor Equipment — 0.7%
36,500	Integrated Silicon Solution, Inc.*	436,905
59,600	LTX-Credence Corp.*	319,456
142,500	Microsemi Corp.*	3,514,050
266,000	Skyworks Solutions, Inc.*	6,389,320

		10,659,731

Software — 2.5%
71,475	ACI WorldWide, Inc.*	3,384,341
3,356	Audience, Inc.*	42,286
16,600	Avid Technology, Inc.*	98,936
63,350	BroadSoft, Inc.*	1,890,364
8,200	CSG Systems International, Inc.	194,176
8,200	Digi International, Inc.*	81,426
206,393	Fair Isaac Corp.	10,311,394
27,550	Manhattan Associates, Inc.*	2,433,767
126,750	MedAssets, Inc.*	2,759,347
233,688	Mentor Graphics Corp.	4,797,615
1,200	Proofpoint, Inc.*	32,292
89,950	PTC, Inc.*(a)	2,435,846
180,300	SS&C Technologies Holdings, Inc.*	6,451,134
159,700	Verint Systems, Inc.*	5,714,066

		40,626,990

Specialty Retail — 2.2%
529,325	Aaron’s, Inc.	15,170,454
21,655	Brown Shoe Co., Inc.	514,739
97,200	Buckle, Inc. (The)	5,441,256
35,025	DSW, Inc. (Class A Stock)	2,654,545
160,225	Group 1 Automotive, Inc.(a)	11,662,778

		35,443,772

Telecommunications — 0.7%
18,300	Aviat Networks, Inc.*	48,495
1,024	Consolidated Communications Holdings, Inc.	17,910
7,926	Cyan, Inc.*	82,272
8,700	Gogo, Inc.*(a)	104,661
31,200	Harmonic, Inc.*	238,992
13,000	IDT Corp. (Class B Stock)	268,710
54,541	Inteliquent, Inc.	454,872
77,500	Ixia*	1,077,250
3,600	Oplink Communications, Inc.*	72,540
25,300	Premiere Global Services, Inc.*	278,300
459,960	RF Micro Devices, Inc.*	2,387,192
70,500	SBA Communications Corp. (Class A Stock)*(a)	5,223,345
8,200	Symmetricon, Inc.*	42,148
46,400	Telenav, Inc.*	284,432
294,200	Tellabs, Inc.	659,008
14,100	USA Mobility, Inc.	220,242
160,810	Vonage Holdings Corp.*	517,808

		11,978,177

Textiles, Apparel & Luxury Goods — 0.7%
15,431	Columbia Sportswear Co.(a)	995,608
39,000	Jones Group, Inc. (The)	640,380
22,385	Oxford Industries, Inc.	1,514,793
27,450	Perry Ellis International, Inc.	551,745
122,014	Wolverine World Wide, Inc.(a)	7,017,025

		10,719,551

Thrifts & Mortgage Finance — 0.9%
317,200	Astoria Financial Corp.	3,869,840
4,400	BankFinancial Corp.	37,840
187,600	Home Loan Servicing Solutions Ltd.	4,695,628
2,700	Provident Financial Holdings, Inc.	47,250
261,200	Washington Federal, Inc.	5,681,100

		14,331,658

Tobacco — 0.3%
22,168	Alliance One International, Inc.*	84,460
87,300	Universal Corp.	5,351,490

		5,435,950

Trading Companies & Distributors — 1.4%
12,150	Applied Industrial Technologies, Inc.	633,744
41,925	DXP Enterprises, Inc.*	2,892,825
118,100	TAL International Group, Inc.*(a)	4,753,525
110,250	United Rentals, Inc.*(a)	6,319,530
99,536	WESCO International, Inc.*(a)	7,542,838

		22,142,462

Transportation — 0.7%
12,700	Aircastle Ltd. (Bermuda)	223,266
4,300	Amerco, Inc.	715,176
188,767	GATX Corp.	8,528,493
6,700	GulfMark Offshore, Inc. (Class A Stock)	329,975
20,008	Knightsbridge Tankers Ltd. (Bermuda)(a)	153,261
12,800	Pacer International, Inc.*	79,232
2,850	Saia, Inc.*	85,329
14,600	Swift Transporation Co.*(a)	260,464
3,000	Universal Truckload Services, Inc.	82,710

		10,457,906

Water Utilities
2,100	American States Water Co.	134,862
2,000	Artesian Resources Corp. (Class A Stock)	47,080
3,600	California Water Service Group	78,480
1,700	Consolidated Water Co. Ltd. (Cayman Islands)	20,162

		280,584

	TOTAL COMMON STOCKS (cost $1,096,158,196)	1,508,896,735

EXCHANGE TRADED FUND — 0.1%
17,409	iShares Russell 2000 Index Fund(a) (cost $1,363,099)	1,804,791

	TOTAL LONG-TERM INVESTMENTS (cost $1,097,521,295)	1,510,701,526

SHORT-TERM INVESTMENTS — 17.9%

Shares
AFFILIATED MONEY MARKET MUTUAL FUND — 17.9%
286,871,889	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $286,871,889; includes $191,092,591 of cash collateral for securities on loan)(b)(w)	286,871,889

Principal Amount (000)#
U.S. TREASURY OBLIGATIONS
365	U.S. Treasury Bills(k) 0.25%, 11/30/13 (cost $365,207)	365,228

	TOTAL SHORT-TERM INVESTMENTS (cost $287,237,096)	287,237,117

	TOTAL INVESTMENTS — 112.2% (cost $1,384,758,391)(p)	1,797,938,643
	Liabilities in excess of other assets(x) — (12.2)%	(196,126,728)

	NET ASSETS — 100%	$1,601,811,915

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $187,212,304; cash collateral of $191,092,591 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(p)	The United States federal income tax basis of the Portfolio’s investments was $1,395,350,466; accordingly, net unrealized appreciation on investments for federal income tax purposes was $402,588,177 (gross unrealized appreciation $422,628,441; gross unrealized depreciation $20,040,264). The difference between book and tax basis is primarily attributable to deferred losses on wash sales as of the most recent fiscal year end.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts open at July 31, 2013:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at July 31, 2013	Unrealized Appreciation(1)
	Long Positions:
27	Russell 2000 Mini	Sept. 13	$2,674,840	$2,815,830	$140,990

(1)	The amount represents fair value of derivative instruments subject to equity contract risk exposure as of July 31, 2013.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,508,896,735	$—	$—
Exchange Traded Funds	1,804,791	—	—
U.S. Treasury Obligation	—	365,228	—
Affiliated Money Market Mutual Fund	286,871,889	—	—
Other Financial Instruments*
Futures	140,990	—	—

Total	$1,797,714,405	$365,228	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

International Equity Portfolio

Schedule of Investments

as of July 31, 2013 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS — 96.1%
COMMON STOCKS — 95.6%
Argentina — 0.3%
9,400	MercadoLibre, Inc.	$ 1,103,842

Australia — 2.9%
286,100	Arrium Ltd.	255,515
166,700	Ausdrill Ltd.	161,564
148,800	Bank of Queensland Ltd.	1,272,178
65,000	Bendigo and Adelaide Bank Ltd.	623,563
93,300	Boart Longyear Ltd.	43,189
125,300	Bradken Ltd.	555,084
248,800	Challenger Ltd.	954,347
213,375	Downer Edi Ltd.	722,601
765,800	Emeco Holdings Ltd.	171,583
54,000	Leighton Holdings Ltd.	801,199
178,100	Lend Lease Group NPV	1,402,821
259,000	Metcash Ltd.	802,779
54,600	National Australia Bank Ltd.	1,532,075
914,400	Pacific Brands Ltd.	678,430
12,500	Rio Tinto Ltd.	646,455
237,600	Toll Holdings Ltd.	1,137,327

		11,760,710

Austria — 0.6%
39,100	OMV AG	1,729,739
18,000	Voestalpine AG	690,545

		2,420,284

Belgium — 0.4%
102,600	AGFA-Gevaert NV*	204,741
20,300	Delhaize Group SA	1,339,417
16,878	Dexia SA*	449

		1,544,607

Brazil — 0.7%
48,890	Embraer SA, ADR	1,660,793
64,109	Natura Cosmeticos SA	1,282,264

		2,943,057

Canada — 2.1%
19,468	Canadian National Railway Co.	1,945,852
39,322	Lululemon Athletica, Inc.*	2,735,632
64,830	Potash Corp. of Saskatchewan, Inc.	1,880,070
74,800	Teck Resources Ltd. (Class B Stock)	1,752,203

		8,313,757

China — 2.3%
27,200	Baidu, Inc., ADR*	3,598,832
4,858,539	Industrial & Commercial Bank of China Ltd. (Class H Stock)	3,191,134
14,700	SINA Corp.*	1,013,859
456,777	Sinopharm Group Co. Ltd. (Class H Stock)	1,247,254

		9,051,079

Denmark — 1.2%
20,600	H. Lundbeck A/S	415,364
26,552	Novo Nordisk A/S (Class B Stock)	4,504,972

		4,920,336

Finland — 0.2%
41,200	Tieto Oyj	787,115

France — 9.4%
27,378	Air Liquide SA	3,634,479
30,500	Alstom SA	1,032,069
9,200	Arkema SA	922,004
62,600	AXA SA	1,379,797
32,000	BNP Paribas	2,074,798
37,031	Cie Generale des Etablissements Michelin (Class B Stock)	3,713,380
7,600	Ciments Francais SA	460,238
43,500	CNP Assurances SA	735,691
97,828	Credit Agricole SA*	933,855
27,900	Electricite de France SA	817,836
25,347	LVMH Moet Hennessy Louis Vuitton SA	4,613,913
39,990	Publicis Groupe SA	3,226,238
19,800	Renault SA	1,560,037
30,000	Sanofi	3,140,521
26,100	SCOR SE	831,732
13,611	Societe Generale	547,611
37,000	Thales SA	1,905,362
49,700	Total SA	2,648,443
20,400	Valeo SA	1,615,268
105,700	Vivendi SA	2,260,156

		38,053,428

Germany — 9.6%
34,079	Adidas AG	3,798,625
28,173	Allianz SE	4,390,250
3,600	Aurubis AG	202,579
21,900	BASF SE	1,940,969
11,700	Bayer AG	1,359,953
6,900	Continental AG	1,086,540
34,000	Daimler AG	2,358,639
108,477	Deutsche Bank AG	4,893,778
64,500	Deutsche Post AG	1,803,684
35,700	E.ON AG	606,156
48,100	Freenet AG*	1,147,274
51,160	Fresenius Medical Care AG & Co. KGaA	3,230,469
29,400	Gildemeister AG	683,387
12,800	Hannover Rueckversicherung AG	950,691
7,400	Heidelberger Druckmaschinen AG*	18,248
5,100	Merck KGaA	842,644
16,400	Metro AG	565,892
8,400	Muenchener Rueckversicherungs-Gesellschaft AG	1,668,020
18,900	Rheinmetall AG	874,409
22,000	RWE AG	662,628
35,063	SAP AG	2,569,124
4,300	Stada Arzneimittel AG	201,628
12,100	Volkswagen AG	2,749,689

		38,605,276

Hong Kong — 3.4%
745,112	AIA Group Ltd.	3,526,867
97,000	Cheung Kong Holdings Ltd.	1,361,518
1,519,601	CNOOC Ltd.	2,746,418
583,200	First Pacific Co. Ltd.	659,085
186,584	Hong Kong Exchanges and Clearing Ltd.	2,899,057
1,087,000	Huabao International Holdings Ltd.	467,864
292,680	Kingboard Chemical Holdings Ltd.	643,383
1,824,000	Shougang Fushan Resources Group Ltd.	597,020
308,300	Yue Yuen Industrial Holdings Ltd.	848,091

		13,749,303

Ireland — 0.9%
31,934	Accenture PLC (Class A Stock)	2,357,048

33,100	Permanent TSB Group Holdings PLC (Chi-X)*	1,189
15,500	Permanent TSB Group Holdings PLC (XLON)*	557
66,600	Smurfit Kappa Group PLC	1,346,910

		3,705,704

Israel — 0.7%
182,600	Bank Hapoalim BM	873,187
16,000	Elbit Systems Ltd.	705,888
29,400	Teva Pharmaceutical Industries Ltd.	1,168,461

		2,747,536

Italy — 1.4%
15,900	Banco Popolare Scarl*	20,295
361,000	Enel SpA	1,207,987
104,300	ENI SpA	2,303,694
50,900	Finmeccanica SpA*	266,294
93,600	Parmalat SpA	305,966
57,574	Saipem SpA	1,227,322
682,500	Telecom Italia SpA	468,203

		5,799,761

Japan — 18.7%
22,600	Alpine Electronics, Inc.	221,829
36,400	Aoyama Trading Co. Ltd.	908,160
373,000	Aozora Bank Ltd.	1,152,273
124,000	Asahi Kasei Corp.	784,203
73,437	Bridgestone Corp.	2,600,171
102,000	Calsonic Kansei Corp.	534,869
34,600	Coca-Cola West Co. Ltd.	672,086
13,006	Fanuc Corp.	1,969,272
243,000	Fukuoka Financial Group, Inc.	1,094,713
30,600	Fuyo General Lease Co. Ltd.	1,064,201
51,900	Heiwa Corp.	893,170
10,800	Idemitsu Kosan Co. Ltd.	899,413
5,081	Japan Exchange Group, Inc.	477,709
169,160	JX Holdings, Inc.	897,889
8,400	K’s Holdings Corp.	285,986
105,992	KDDI Corp.	5,864,447
30,400	Keihin Corp.	460,783
144,366	Komatsu Ltd.	3,214,089
136,072	Kubota Corp.	1,980,859
144,000	Kurabo Industries Ltd.	233,430
22,600	Kyorin Holdings, Inc.	492,818
78,200	Kyowa Exeo Corp.	862,075
247,900	Marubeni Corp.	1,721,083
26,500	Matsumotokiyoshi Holdings Co. Ltd.	798,807
3,900	Megmilk Snow Brand Co. Ltd.	56,314
9,100	Miraca Holdings, Inc.	438,837
17,800	Mitsubishi Corp.	324,297
1,168,376	Mitsubishi UFJ Financial Group, Inc.	7,247,444
130,500	Mitsui & Co. Ltd.	1,748,001
719,300	Mizuho Financial Group, Inc.	1,496,015
36,300	Namco Bandai Holdings, Inc.	587,264
65,700	Nichii Gakkan Co.	585,112
61,300	Nippon Electric Glass Co. Ltd.	329,275
51,200	Nippon Shokubai Co. Ltd.	529,096
47,100	Nippon Telegraph & Telephone Corp.	2,376,218
254,300	Nishi-Nippon City Bank Ltd. (The)	655,420
127,600	Nissan Motor Co. Ltd.	1,332,423
1,100	NTT DoCoMo, Inc.	1,675,387
67,200	Otsuka Holdings Co. Ltd.	2,169,259
190,500	Resona Holdings, Inc.	945,219
11,000	Sankyo Co. Ltd.	485,744
150,200	Sankyu, Inc.	523,911
82,000	Seino Holdings Co. Ltd.	735,436
36,500	Shimachu Co. Ltd.	897,445
28,200	Shizuoka Gas Co. Ltd.	198,469

39,553	Softbank Corp.	2,510,681
149,600	Sumitomo Corp.	1,999,298
52,700	Sumitomo Mitsui Financial Group, Inc.	2,407,664
708,894	Sumitomo Mitsui Trust Holdings, Inc.	3,260,251
203,400	Toagosei Co. Ltd.	870,857
15,400	Toho Holdings Co. Ltd.	266,575
50,400	Toppan Forms Co. Ltd.	434,656
82,554	Toyota Motor Corp.	5,023,468
2,500	Tsumura & Co.	71,212
9,300	Tsuruha Holdings, Inc.	855,253
24,300	West Japan Railway Co.	1,026,084
130,100	Yokohama Rubber Co. Ltd. (The)	1,280,707

		75,427,627

Liechtenstein — 0.1%
3,800	Verwaltungs-und Privat-Bank AG	292,971

Luxembourg — 0.1%
17,400	Oriflame Cosmetics SA, SDR	569,113

Mexico — 0.5%
738,380	Wal-Mart de Mexico SAB de CV (Class V Stock)	2,020,425

Netherlands — 3.0%
96,600	Aegon NV	744,340
38,556	ASML Holding NV	3,473,123
281,243	ING Groep NV, CVA*	2,870,638
123,400	Koninklijke Ahold NV	2,033,000
94,100	Koninklijke KPN NV*	247,799
9,200	Koninklijke Philips Electronics NV	294,207
11,400	Nutreco NV	535,273
4,300	Royal Dutch Shell PLC (Class A Stock)	146,778
53,945	Yandex NV (Class A Stock)*	1,753,213

		12,098,371

New Zealand — 0.2%
825,600	Air New Zealand Ltd.	956,168

Norway — 1.0%
54,400	DnB ASA	904,969
11,700	Fred Olsen Energy ASA	564,507
56,800	Statoil ASA	1,232,937
31,100	Yara International ASA	1,395,693

		4,098,106

Singapore — 0.6%
106,000	DBS Group Holdings Ltd.	1,391,030
56,000	United Overseas Bank Ltd.	944,673

		2,335,703

South Korea — 0.6%
2,098	Samsung Electronics Co. Ltd.	2,390,707

Spain — 1.8%
29,675	Amadeus IT Holding SA (Class A Stock)	1,020,596
79,800	Banco Bilbao Vizcaya Argentaria SA	756,745
211,617	Banco Santander SA	1,548,175
86,900	Gas Natural SDG SA	1,769,236
63,100	Repsol SA	1,512,329
35,300	Telefonica SA*	504,515

		7,111,596

Sweden — 1.9%
87,100	Boliden AB	1,229,877
73,287	Hennes & Mauritz AB (Class B Stock)	2,738,848
43,547	NCC AB (Class B Stock)	1,143,220
91,600	Nordea Bank AB	1,161,079
61,000	Swedbank AB (Class A Stock)	1,470,421

		7,743,445

Switzerland — 7.9%
13,600	Baloise Holding AG	1,476,472
4,400	Bucher Industries AG	1,106,458
72,936	Credit Suisse Group AG*	2,142,406
2,200	Georg Fischer AG*	1,150,830
1,500	Helvetia Holding AG	669,702
56,043	Julius Baer Group Ltd.*	2,551,019
60,300	Logitech International SA*	429,388
9,200	Lonza Group AG*	708,114
28,638	Nestle SA	1,938,296
75,075	Novartis AG	5,396,904
21,653	Roche Holding AG	5,328,565
1,499	Swatch Group AG (The)	890,784
6,800	Swiss Life Holding AG*	1,220,265
25,500	Swiss Re Ltd.*	2,033,168
6,675	Syngenta AG	2,639,375
8,700	Zurich Insurance Group AG*	2,343,504

		32,025,250

United Kingdom — 21.6%
80,600	Alent PLC	449,910
15,500	AMEC PLC	253,935
70,558	ARM Holdings PLC	946,773
68,000	AstraZeneca PLC	3,449,372
183,100	Aviva PLC	1,033,130
346,800	BAE Systems PLC	2,351,923
300,600	Barclays PLC	1,313,325
313,989	Beazley PLC	1,054,380
31,600	Berendsen PLC	392,913
92,800	Bodycote PLC	873,612
521,100	BP PLC	3,600,212
58,401	British American Tobacco PLC	3,115,526
685,700	BT Group PLC	3,547,960
91,646	Burberry Group PLC	2,136,348
1,058,300	Cable & Wireless Communications PLC	651,400
153,400	Carillion PLC	695,805
65,999	Carnival PLC	2,540,588
103,700	Centrica PLC	616,520
80,900	Dairy Crest Group PLC	628,037
507,900	Debenhams PLC	837,726
43,300	Eurasian Natural Resources Corp. PLC	143,621
31,400	GlaxoSmithKline PLC	803,331
142,100	Home Retail Group PLC	325,527
359,747	HSBC Holdings PLC	4,071,106
204,800	Intermediate Capital Group PLC	1,512,199
397,300	J. Sainsbury PLC	2,380,849
669,343	Kingfisher PLC	4,049,544
621,400	Legal & General Group PLC	1,823,534
28,400	Liberty Global PLC (Class A Stock)*	2,303,808
192,897	Marks & Spencer Group PLC	1,410,535
144,620	Marston’s PLC	341,823
41,789	Micro Focus International PLC	505,197
141,000	Mondi PLC	2,100,959
524,912	Old Mutual PLC	1,550,241
166,800	Pace PLC	791,434
91,229	Pearson PLC	1,873,011
50,974	Reckitt Benckiser Group PLC	3,628,890
173,260	Rolls-Royce Holdings PLC	3,089,088
173,708	Royal Bank of Scotland Group PLC*	838,841
156,100	Royal Dutch Shell PLC (Class B Stock)	5,521,354
293,000	RSA Insurance Group PLC	558,125
46,047	SABMiller PLC	2,257,042
153,260	Standard Chartered PLC	3,554,692
402,500	Tesco PLC	2,249,963

153,300	Tullett Prebon PLC	775,790
68,795	Tullow Oil PLC	1,088,255
80,600	Vesuvius PLC	521,627
649,600	Vodafone Group PLC	1,945,614
61,300	WH Smith PLC	725,391
461,600	WM Morrison Supermarkets PLC	2,031,745
116,196	WPP PLC	2,097,828

		87,360,359

United States — 1.5%
38,107	Schlumberger Ltd.	3,099,242
40,390	Yum! Brands, Inc.	2,945,239

		6,044,481

	TOTAL COMMON STOCKS (cost $341,825,326)	385,980,117

PREFERRED STOCKS — 0.5%
Brazil
142,921	Itau Unibanco Holding SA (PRFC), ADR (cost $2,418,045)	1,822,243

	TOTAL LONG-TERM INVESTMENTS (cost $344,243,371)	387,802,360

SHORT-TERM INVESTMENT — 3.5%
AFFILIATED MONEY MARKET MUTUAL FUND
14,206,890	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $14,206,890)(w)	14,206,890

	TOTAL INVESTMENTS — 99.6% (cost $358,450,261)(p)	402,009,250
	Other assets in excess of liabilities(x) — 0.4%	1,700,057

	NET ASSETS — 100%	$403,709,307

The following abbreviations are used in the Portfolio descriptions:

ADR—American Depositary Receipt

Chi-X—European Equity Exchange

CVA—Certificate Van Aandelen (Bearer)

PRFC—Preference Shares

SDR—Special Drawing Rights

XLON—London Stock Exchange

EUR—Euro

JPY—Japanese Yen

*	Non-income producing security.
(p)	The United States federal income tax basis of the Portfolio’s investments was $359,730,939; accordingly, net unrealized appreciation on investments for federal income tax purposes was $42,278,311 (gross unrealized appreciation $69,273,926; gross unrealized depreciation $26,995,615). The difference between book and tax basis is primarily attributable to deferred losses on wash sales as of the most recent fiscal year end.
(w)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Forward foreign currency exchange contracts outstanding at July 31, 2013:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation(1)
Euro,
Expiring 10/29/13	State Street Bank	EUR	5,244	$6,763,958	$6,978,029	$214,071
Expiring 10/29/13	State Street Bank	EUR	2,921	3,855,690	3,886,989	31,299
Japanese Yen,
Expiring 01/06/14	State Street Bank	JPY	376,905	3,767,519	3,853,763	86,244

				$14,387,167	$14,718,781	$331,614

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Depreciation(1)
Euro,
Expiring 10/29/13	State Street Bank	EUR	10,753	$13,999,824	$14,309,783	$(309,959)
Expiring 10/29/13	State Street Bank	EUR	5,464	7,270,846	7,270,846	—
Japanese Yen,
Expiring 01/06/14	State Street Bank	JPY	1,795,711	18,108,679	18,360,718	(252,039)

				$39,379,349	$39,941,347	$(561,998)

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of July 31, 2013.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Argentina	$1,103,842	$—	$—
Australia	43,189	11,717,521	—
Austria	—	2,420,284	—
Belgium	205,190	1,339,417	—
Brazil	2,943,057	—	—
Canada	8,313,757	—	—
China	4,612,691	4,438,388	—
Denmark	415,364	4,504,972	—
Finland	—	787,115	—
France	460,238	37,593,190	—
Germany	—	38,605,276	—
Hong Kong	—	13,749,303	—
Ireland	2,358,794	1,346,910	—
Israel	—	2,747,536	—
Italy	—	5,799,761	—
Japan	—	75,427,627	—
Liechtenstein	292,971	—	—
Luxembourg	—	569,113	—
Mexico	2,020,425	—	—
Netherlands	1,753,213	10,345,158	—
New Zealand	—	956,168	—
Norway	—	4,098,106	—
Singapore	—	2,335,703	—
South Korea	—	2,390,707	—
Spain	—	7,111,596	—
Sweden	—	7,743,445	—
Switzerland	429,388	31,595,862	—
United Kingdom	3,095,242	84,265,117	—
United States	6,044,481	—	—
Preferred Stocks:
Brazil	1,822,243	—	—
Affiliated Money Market Mutual Fund	14,206,890	—	—
Other Financial Instruments*
Forward foreign currency exchange contracts	—	(230,384)	—

Total	$50,120,975	$351,657,891	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

Fair Value of Level 2 investments at 10/31/12 was $0. An amount of $232,413,056 was transferred from Level 1 into Level 2 at 07/31/13 as a result of fair valuing such foreign securities using third party vendor modeling tools. Such fair values are used to reflect the impact of market movements between the time at which the fund normally values its securities and the earlier closing of foreign markets.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period.

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of July 31, 2013 were as follows:

Commercial Banks	14.4%
Oil & Gas Services	7.9
Pharmaceuticals	7.2
Insurance	7.2
Telecommunications	5.9
Retail	5.5
Chemicals	4.4
Food	3.8
Affiliated Money Market Mutual Fund	3.5
Automobile Manufacturers	3.2
Auto Parts and Equipment	3.0
Aerospace/Defense	2.6
Diversified Financial Services	2.5
Machinery & Equipment	2.3
Computer Services & Software	1.9
Internet	1.9
Apparel	1.8
Transportation	1.8
Semiconductors	1.7
Distribution/Wholesale	1.4
Advertising	1.3
Holding Companies — Diversified	1.1
Engineering/Construction	1.1
Media	1.1
Mining	0.9
Entertainment & Leisure	0.9
Healthcare Services	0.9
Household Products/Wares	0.9
Electric	0.9
Beverages	0.9
Forest & Paper Products	0.8
Agriculture	0.8
Real Estate	0.6
Cosmetics & Toiletries	0.4
Miscellaneous Manufacturers	0.4
Commercial Services	0.4
Iron/Steel	0.4
Diversified Machinery	0.3
Airlines	0.2
Metal Fabricate/Hardware	0.2
Communications Equipment	0.2
Hand/Machine Tools	0.2
Electronics	0.2
Toys/Games/Hobbies	0.2
Coal	0.1
Building Materials	0.1
Textiles	0.1
Home Furnishings	0.1

99.6
Other assets in excess of liabilities	0.4

100.0%

Total Return Bond Portfolio

Schedule of Investments

as of July 31, 2013 (Unaudited)

Moody’s Ratings†	Principal Amount (000)#		Description	Value
LONG-TERM INVESTMENTS — 109.5%
ASSET-BACKED SECURITIES — 0.9%
Ba1		108	Countrywide Asset-Backed Certificates, Series 2006-15, Class A2 5.553%(c), 10/25/46	$ 107,484
Aaa		3,166	SLM Student Loan Trust, Series 2008-9, Class A 1.766%(c), 04/25/23	3,256,769
Caa2		355	Structured Asset Securities Corp. Mortgage Loan Trust, Series 2005-7XS, Class 2A1A 1.695%(c), 04/25/35	329,521

			TOTAL ASSET-BACKED SECURITIES (cost $3,612,688)	3,693,774

BANK LOANS(c) — 0.4%
Computer Hardware — 0.3%
NR		800	Dell Inc. Bridge, Term Loan 5.00%, 11/06/13(g)	798,387
NR		500	6.25%, 11/06/13(g)	498,992

				1,297,379

Utilities — 0.1%
Caa		376	TXU Corp., 2014 Term Loan (Non-Extending) 3.69%, 10/10/14	267,527
Caa		184	3.78%, 10/10/14	130,966

				398,493

			TOTAL BANK LOANS (cost $1,849,546)	1,695,872

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.5%
Aa3		800	Banc of America Commercial Mortgage Trust, Series 2007-3, Class A5 5.377%, 06/10/49	896,554
A(d)	GBP	93	Epic (More London) PLC, Series MLDN, Class A (United Kingdom) 0.759%(c), 07/15/17	138,148
Aaa		15,818	UBS — Barclays Commercial Mortgage Trust, Series 2013-C5, Class XA, 144A, IO 1.165%(c), 03/10/46	1,199,996

			TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $2,327,765)	2,234,698

CORPORATE BONDS — 20.1%
Airlines — 0.1%
NR		478	UAL 1991 Equipment Trust AB, Equipment Trust(i) 10.85%, 02/19/15(g)	247,178

Automobile Manufacturers — 1.0%
A3		3,800	Daimler Finance North America LLC, Gtd. Notes, 144A 0.886%(c), 03/28/14	3,808,767
A3		600	1.30%, 07/31/15	602,717

				4,411,484

Automotive Parts — 0.3%
Baa2		1,100	AutoZone, Inc., Sr. Unsec’d. Notes 6.95%, 06/15/16	1,266,731

Computer Services & Software — 0.3%
A2	1,200	HP Enterprise Services LLC, Sr. Unsec’d. Notes 6.00%, 08/01/13	1,200,000

Financial — Bank & Trust — 5.8%
Baa1	1,200	Bank of America Corp., Sr. Unsec’d. Notes 0.528%(c), 10/14/16	1,174,451
Baa1	800	7.625%, 06/01/19	976,590
Baa1	300	Sr. Unsec’d. Notes, MTN 5.65%, 05/01/18	337,241
B2	500	CIT Group, Inc., Sr. Unsec’d. Notes, 144A 5.25%, 04/01/14	510,000
Aaa	3,200	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, Bank Gtd. Notes (Netherlands) 4.50%, 01/11/21	3,396,313
A1	2,600	Export-Import Bank of Korea, Sr. Unsec’d. Notes (South Korea) 8.125%, 01/21/14	2,684,882
A1	300	Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes 6.15%, 04/01/18	341,864
A1	1,100	6.25%, 09/01/17	1,254,566
A1	400	Sr. Unsec’d. Notes, MTN 0.666%(c), 07/22/15	397,289
A1	1,900	HSBC Bank USA NA, Sub. Notes 4.875%, 08/24/20	2,043,140
Aa3	1,800	JPMorgan Chase & Co., Sr. Unsec’d. Notes 4.25%, 10/15/20	1,895,283
A2	4,900	Sr. Unsec’d. Notes, MTN 0.893%(c), 02/26/16	4,902,548
NR	3,500	Lehman Brothers Holdings Escrow, Sr. Unsec’d. Notes, MTN(i) 5.625%, 01/24/14	870,625
Ba1	3,100	Lloyds TSB Bank PLC, Jr. Sub. Notes, 144A (United Kingdom) 12.00%(c), 12/29/49	4,154,000

			24,938,792

Financial Services — 5.6%
B1	3,600	Ally Financial, Inc., Gtd. Notes 8.00%, 03/15/20	4,239,000
A3	400	CitiFinancial, Inc., Sr. Unsec’d. Notes 6.625%, 06/01/15	432,861
Ba1	2,000	Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes 5.625%, 09/15/15	2,158,212
Ba1	600	7.00%, 10/01/13	605,748
Aa2	1,700	General Electric Capital Corp., Sr. Unsec’d. Notes, MTN 0.572%(c), 06/20/14	1,700,461
Ba3	1,900	International Lease Finance Corp., Sr. Sec’d. Notes, 144A 7.125%, 09/01/18	2,142,250
A2	3,200	Morgan Stanley, Notes, MTN 6.625%, 04/01/18	3,689,661
A2	1,800	Sr. Unsec’d. Notes, MTN 5.75%, 10/18/16	2,001,488

Baa1	4,200	Pearson Dollar Finance PLC, Gtd. Notes, 144A (United Kingdom) 5.70%, 06/01/14	4,317,180
B3	100	Springleaf Finance Corp., Sr. Unsec’d. Notes, MTN 5.40%, 12/01/15	101,000
A1	2,700	Sumitomo Mitsui Trust Bank Ltd., Gtd. Notes, 144A (Japan) 1.80%, 03/28/18(g)	2,632,481

			24,020,342

Insurance — 0.7%
Baa1	2,300	American International Group, Inc., Sr. Unsec’d. Notes 8.25%, 08/15/18	2,877,767

Metals & Mining — 0.8%
BBB-(d)	3,600	Gerdau Trade, Inc., Gtd. Notes, 144A (British Virgin Islands) 5.75%, 01/30/21	3,555,000

Oil, Gas & Consumable Fuels — 0.4%
Baa2	1,300	Suncor Energy, Inc., Sr. Unsec’d. Notes (Canada) 6.85%, 06/01/39	1,601,015

Paper & Forest Products — 0.9%
Baa3	3,600	International Paper Co., Sr. Unsec’d. Notes 5.25%, 04/01/16	3,934,742

Pharmaceuticals — 0.6%
Baa3	1,200	Cardinal Health, Inc., Sr. Unsec’d. Notes 6.00%, 06/15/17	1,363,523
B1	1,275	Valeant Pharmaceuticals International, Gtd. Notes, 144A 6.75%, 08/15/21	1,319,625

			2,683,148

Pipelines — 0.1%
Ba3	300	El Paso LLC, Sr. Sec’d. Notes, MTN 7.80%, 08/01/31	316,905

Real Estate Investment Trust — 1.0%
Baa3	3,700	Goodman Funding Pty Ltd., Gtd. Notes, 144A (Australia) 6.375%, 11/12/20	4,079,180

Retail & Merchandising — 0.5%
Ba2	1,900	Limited Brands, Inc., Sr. Unsec’d. Notes 6.90%, 07/15/17	2,147,000

Tobacco — 0.2%
Baa1	136	Altria Group, Inc., Gtd. Notes 9.70%, 11/10/18	182,086
Baa3	750	Reynolds American, Inc., Sr. Sec’d. Notes 7.625%, 06/01/16	874,962

			1,057,048

Transportation — 0.4%
Baa3	1,600	CSX Corp., Sr. Unsec’d. Notes 6.25%, 03/15/18	1,877,157

Utilities — 1.4%
Baa1	2,500	Ameren Illinois Co., Sr. Sec’d. Notes 6.25%, 04/01/18	2,922,537

A1		1,200	Saudi Electricity Global Sukuk Co. 2, Sr. Unsec’d. Notes, 144A (Cayman Islands) 3.473%, 04/08/23	1,140,000
A1		2,200	5.06%, 04/08/43(g)	1,993,750

				6,056,287

			TOTAL CORPORATE BONDS (cost $79,673,333)	86,269,776

FOREIGN GOVERNMENT BONDS — 9.3%
Aaa	AUD	3,900	Australia Government, Sr. Unsec’d. Notes (Australia) 5.50%, 12/15/13	3,546,153
Aaa	AUD	2,400	5.75%, 05/15/21	2,482,644
A-(d)	EUR	7,400	Brazil Letras do Tesouro Nacional Bills (Brazil) 10.57%(s), 01/01/17	2,279,823
Aaa	EUR	2,400	Bundesrepublik Deutschland, Bonds (Germany) 4.25%, 01/04/14	3,249,808
Aaa	EUR	19,400	Bundesschatzanweisungen, Bonds (Germany) 0.75%, 09/13/13	25,827,695
Aaa	CAD	1,300	Canada Housing Trust No. 1, Gov’t. Gtd. Notes (Canada) 2.40%, 12/15/22	1,209,427
Baa3	BRL	2,200	Republic of Brazil, Sr. Unsec’d. Notes (Brazil) 12.50%, 01/05/22	1,137,923

			TOTAL FOREIGN GOVERNMENT BONDS (cost $39,320,965)	39,733,473

MUNICIPAL BONDS — 4.3%
California — 1.4%
Aa1		600	East Bay Municipal Utility District Water System, Revenue Bonds 5.874%, 06/01/40	703,890
A1		4,300	Los Angeles County Public Works Financing Authority, Revenue Bonds 7.618%, 08/01/40	5,206,483

				5,910,373

Illinois — 0.4%
Aa3		700	Chicago Transit Authority, Series A, Revenue Bonds 6.899%, 12/01/40	803,754
Aa3		800	Chicago Transit Authority, Series B, Revenue Bonds 6.899%, 12/01/40	918,576

				1,722,330

Kentucky — 0.9%
Aa3		800	Kentucky State Property & Building Commission, Revenue Bonds 4.303%, 11/01/19	863,536
Aa3		1,000	4.403%, 11/01/20	1,083,310
Aa3		1,900	5.373%, 11/01/25	2,062,222

				4,009,068

New Jersey — 0.7%
A3		200	New Jersey State Turnpike Authority, Revenue Bonds 5.00%, 01/01/25	219,342
A3		400	5.00%, 01/01/26	432,420
A3		500	5.00%, 01/01/27	533,235

Aa3		1,800	Port Authority of New York & New Jersey, Revenue Bonds 4.458%, 10/01/62	1,627,416

				2,812,413

New York — 0.9%
Aa1		1,400	New York City Transitional Finance Authority, Revenue Bonds 4.725%, 11/01/23	1,531,418
Aa1		1,100	4.905%, 11/01/24	1,207,195
Aa1		1,100	5.075%, 11/01/25	1,202,410

				3,941,023

			TOTAL MUNICIPAL BONDS (cost $17,911,501)	18,395,207

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 2.5%
Ca		886	American Home Mortgage Assets Trust, Series 2006-1, Class 2A1 0.38%(c), 05/25/46	591,068
AAA(d)		—(r)	American Housing Trust I, Series I, Class 5 8.625%, 08/25/18	308
Aaa		9	Bear Stearns Adjustable Rate Mortgage Trust, Series 2002-11, Class 1A1 2.652%(c), 02/25/33	9,510
Caa2		857	Series 2005-4, Class 3A1 2.776%(c), 08/25/35	754,041
D(d)		736	Series 2007-3, Class 1A1 2.875%(c), 05/25/47	588,495
Caa1		250	Bear Stearns Alt-A Trust, Series 2005-4, Class 23A2 2.708%(c), 05/25/35	246,376
B3		246	Citigroup Mortgage Loan Trust, Series 2005-6, Class A2 2.29%(c), 09/25/35	238,936
D(d)		673	Series 2007-10, Class 22AA 2.987%(c), 09/25/37	534,667
Ca		772	Countrywide Alternative Loan Trust, Series 2006-OA9, Class 2A1A 0.402%(c), 07/20/46	426,175
Ca		1,015	Series 2006-OA17, Class 1A1A 0.387%(c), 12/20/46	620,517
BB(d)		897	Greenpoint Mortgage Pass-Through Certificates, Series 2003-1, Class A1 2.92%(c), 10/25/33	877,997
NR		2	Indymac Adjustable Rate Mortgage Trust, Series 2001-H2, Class A1 1.786%(c), 01/25/32	1,418
B2		221	Merrill Lynch Mortgage Investors Trust, Series 2005-A10, Class A 0.40%(c), 02/25/36	198,752
Aaa		1,300	Permanent Master Issuer PLC, (United Kingdom) Series 2011-1A, Class 1A1, 144A 1.668%(c), 07/15/42(g)	1,306,048
Aaa	EUR	2,500	Series 2011-1A, Class 1A3, 144A 1.518%(c), 07/15/42	3,340,913
A(d)		12	Residential Funding Mortgage Securities I, Series 2003-S9, Class A1 6.50%, 03/25/32	12,520

CCC(d)	860	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR2, Class 2A1 2.64%(c), 03/25/36	848,946

		TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $10,578,046)	10,596,687

U.S. GOVERNMENT AGENCY OBLIGATIONS — 22.2%
	408	Federal Home Loan Mortgage Corp. 1.569%(c), 07/25/44	415,288
	13	2.418%(c), 01/01/24	12,761
	11	2.896%(c), 09/01/35	12,028
	6,996	4.50%, 01/01/39-07/01/41	7,381,908
	8	5.50%, 06/01/31	9,098
	7	7.50%, 09/01/16-07/01/17	7,845
	41	Federal National Mortgage Assoc. 1.875%(c), 01/01/20	42,996
	62	2.244%(c), 12/01/34	65,444
	5,000	2.50%, TBA	4,609,375
	1,000	2.50%, TBA	999,219
	49,000	3.00%, TBA	47,491,721
	39	3.414%(c), 05/01/36	40,801
	4,665	3.50%, 08/01/20-10/01/26	4,894,385
	2,000	3.50%, TBA	2,010,625
	291	4.00%, 12/01/40	307,854
	441	4.50%, 01/01/25-02/01/33	469,584
	1,000	4.50%, TBA	1,059,531
	65	Government National Mortgage Assoc. 1.625%, 02/20/17-11/20/29	68,158
	47	1.75%, 07/20/22-07/20/27	47,279
	33	2.00%, 08/20/22-10/20/26	34,476
	2,974	2.50%, 12/15/42-03/15/43	2,756,895
	12,982	3.00%, 09/15/42-07/15/43	12,739,863
	10,000	3.00%, TBA	9,785,938
	35	8.50%, 06/15/30-08/20/30	41,284

		TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $95,897,617)	95,304,356

U.S. TREASURY OBLIGATIONS — 49.3%
	9,200	U.S. Treasury Bonds 0.25%, 02/28/14	9,208,262
	2,200	0.75%, 02/28/18	2,150,500
	21,000	1.25%, 02/15/14-02/29/20	20,730,336
	3,300	2.75%, 11/15/42	2,766,845
	1,300	3.75%, 08/15/41	1,337,781
	2,400	3.875%, 08/15/40	2,530,500
	2,000	4.375%, 02/15/38-05/15/40	2,288,875
	4,200	7.50%, 11/15/24(h)(k)	6,154,310
	16,300	U.S. Treasury Inflationary Indexed Bonds, TIPS 0.125%, 01/15/22-01/15/23	16,391,115
	600	0.75%, 02/15/42	537,089
	3,800	1.125%, 01/15/21(k)	4,365,595
	1,800	2.125%, 02/15/41	2,302,292
	39,631	U.S. Treasury Notes 0.25%, 01/31/14-06/30/14	39,668,788
	5,400	0.375%, 11/15/14	5,413,289
	61,700	0.625%, 04/30/18	59,733,312
	1,600	0.75%, 06/15/14	1,608,499
	1,300	1.00%, 05/15/14	1,308,938
	10,000	1.25%, 03/15/14-04/15/14	10,072,383
	3,700	1.375%, 07/31/18	3,697,110
	3,200	1.75%, 01/31/14	3,226,374
	900	1.875%, 04/30/14-08/31/17	913,688
	1,000	2.25%, 05/31/14-07/31/18	1,019,898

200	2.50%, 04/30/15	207,758
6,500	2.625%, 11/15/20	6,750,861
6,600	2.875%, 03/31/18(h)	7,080,044

	TOTAL U.S. TREASURY OBLIGATIONS (cost $211,829,248)	211,464,442

	TOTAL LONG-TERM INVESTMENTS (cost $463,000,709)	469,388,285

SHORT-TERM INVESTMENTS — 1.3%
CERTIFICATES OF DEPOSIT(n) — 0.6%
1,500	Ford Motor Credit, 0.933%, 11/01/13	1,496,392
1,000	0.934%, 11/05/13	997,489

	TOTAL CERTIFICATES OF DEPOSIT (cost $2,493,500)	2,493,881

U.S. TREASURY OBLIGATIONS(n) — 0.5%
1,400	U.S. Treasury Bills 0.073%, 05/29/14(h)	1,399,122
6	0.075%, 05/01/14	5,997
700	0.128%, 05/29/14	699,561
63	0.145%, 02/06/14	62,977

	TOTAL U.S. TREASURY OBLIGATIONS (cost $2,166,641)	2,167,657

Shares
AFFILIATED MONEY MARKET MUTUAL FUND — 0.2%
761,678	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $761,678)(w)	761,678

	TOTAL SHORT-TERM INVESTMENTS (cost $5,421,819)	5,423,216

	TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN AND SECURITIES SOLD SHORT — 110.8% (cost $468,422,528)(p)	474,811,501

Notional Amount (000)#		Counterparty
OPTIONS WRITTEN*(j) — (0.2)%
Put Options
	Interest Rate Swap Options,
2,200	Receive a fixed rate of 1.25% and pays a floating rate based on 3-month LIBOR, expiring 09/03/13	Bank of America	(40,360)
1,800	Receive a fixed rate of 1.25% and pays a floating rate based on 3-month LIBOR, expiring 09/03/13	Deutsche Bank	(33,021)
11,100	Receive a fixed rate of 1.25% and pays a floating rate based on 3-month LIBOR, expiring 09/03/13	Merrill Lynch	(203,634)
49,300	Receive a fixed rate of 1.50% and pays a floating rate based on 3-month LIBOR, expiring 10/28/13	Goldman Sachs & Co.	(690,348)
11,100	Receive a fixed rate of 1.90% and pays a floating rate based on 3-month LIBOR, expiring 10/28/13	Goldman Sachs & Co.	(53,502)
11,000	Receive a fixed rate of 1.90% and pays a floating rate based on 3-month LIBOR, expiring 10/28/13	Merrill Lynch	(53,020)

	TOTAL OPTIONS WRITTEN (premiums received $263,745)		(1,073,885)

SECURITIES SOLD SHORT — (3.5)%

U.S. GOVERNMENT AGENCY OBLIGATIONS — (3.0)%
1,000	Federal Home Loan Mortgage Corp. 4.50%, TBA	(1,054,219)
4,000	Federal National Mortgage Assoc. 3.50%, TBA	(4,194,219)
7,000	3.50%, TBA	(7,623,437)

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (proceeds received $12,801,250)	(12,871,875)

U.S. TREASURY OBLIGATION — (0.5)%
2,100	U.S. Treasury Notes 1.625%, 08/15/22 (proceeds received $1,966,110)	(1,954,970)
	TOTAL SECURITIES SOLD SHORT (proceeds received $14,767,360)	(14,826,845)

	TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN AND SECURITIES SOLD SHORT — 107.1% (cost $453,391,423)	458,910,771
	Liabilities in excess of other assets(x) — (7.1)%	(30,401,474)

	NET ASSETS — 100%	$ 428,509,297

The following abbreviations are used in the Portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

Euribor—Euro Interbank Offered Bank

IO—Interest Only

LIBOR—London Interbank Offered Rate

MTN—Medium Term Note

NR—Not Rated by Moody’s or Standard & Poor’s

OAT—Obligations Assimilable du Trésor

SLM—Student Loan Mortgage

TBA—To Be Announced

TIPS—Treasury Inflation Protected Securities

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CNY—Chinese Yuan

EUR—Euro

GBP—British Pound

MXN—Mexican Peso

NOK—Norwegian Krone

USD—United States Dollar

*	Non-income producing security
#	Principal and notional amount is shown in U.S. dollars unless otherwise stated.
†	The ratings reflected are as of July 31, 2013. Ratings of certain bonds may have changed subsequent to that date. The Fund’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2013.
(d)	Standard & Poor’s rating.
(g)	Indicates a security or securities that have been deemed illiquid.
(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(i)	Represents issuer in default on interest payments. Non-income producing security.
(j)	The amount represents fair value of derivative instruments subject to interest rate contract risk exposure as of July 31, 2013.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(n)	Rates shown are the effective yields at purchase date.
(p)	The United States federal income tax basis of the Portfolio’s investments was $469,764,632; accordingly, net unrealized appreciation on investments for federal income tax purposes was $5,046,869 (gross unrealized appreciation $11,648,435; gross unrealized depreciation $6,601,566). The difference between book and tax basis is primarily attributable to deferred losses on wash sales as of the most recent fiscal year end.
(r)	Less than $500 par.
(s)	Represents zero coupon bond or step coupon bond. Rate quoted represents effective yield at July 31, 2013.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts open at July 31, 2013:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at July 31, 2013	Unrealized Appreciation (Depreciation)(1)
	Short Positions:
95	5 Year U.S. Treasury Notes	Sep. 2013	$11,645,456	$11,529,883	$115,573
19	5 Year USD Deliverable Interest Rate Swap	Sep. 2013	1,878,329	1,862,891	15,438
106	10 Year U.S. Treasury Notes	Sep. 2013	13,695,531	13,402,375	293,156
25	20 Year U.S. Treasury Bond	Sep. 2013	3,375,004	3,351,563	23,441
13	30 Year USD Deliverable Interest Rate Swap	Sep. 2013	1,236,262	1,135,875	100,387
14	Euro-OAT	Sep. 2013	2,512,319	2,493,694	18,625

					$566,620

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of July 31, 2013.

Forward foreign currency exchange contracts outstanding at July 31, 2013:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)(1)
Australian Dollar,
Expiring 08/01/13	Hong Kong & Shanghai Bank	AUD	7,796	$7,198,008	$7,006,939	$(191,069)
Expiring 08/01/13	Morgan Stanley	AUD	3,916	3,586,703	3,519,648	(67,055)
Brazilian Real,
Expiring 08/02/13	Barclays Capital Group	BRL	1,790	785,603	784,434	(1,169)
Expiring 08/02/13	Barclays Capital Group	BRL	1,183	547,807	518,286	(29,521)
Expiring 08/02/13	Barclays Capital Group	BRL	460	213,239	201,654	(11,585)
Expiring 08/02/13	Barclays Capital Group	BRL	318	141,920	139,284	(2,636)
Expiring 08/02/13	Citigroup Global Markets	BRL	1,779	780,000	779,318	(682)
Expiring 08/02/13	JPMorgan Chase	BRL	473	219,123	207,382	(11,741)
Expiring 08/02/13	UBS AG	BRL	1,183	547,807	518,526	(29,281)
Expiring 09/04/13	UBS AG	BRL	1,779	776,019	773,555	(2,464)
Chinese Yuan,
Expiring 08/05/13	Deutsche Bank	CNY	1,000	159,642	163,095	3,453
Expiring 08/05/13	UBS AG	CNY	2,887	457,175	470,864	13,689
Euro,
Expiring 08/02/13	Goldman Sachs & Co.	EUR	2,693	3,550,990	3,582,665	31,675
Expiring 08/02/13	Hong Kong & Shanghai Bank	EUR	598	785,512	795,557	10,045
Expiring 08/02/13	Morgan Stanley	EUR	343	446,195	456,314	10,119
Expiring 10/11/13	JPMorgan Chase	EUR	7,560	9,839,340	10,060,094	220,754
Mexican Peso,
Expiring 09/18/13	JPMorgan Chase	MXN	79	6,421	6,177	(244)
Norwegian Krone,
Expiring 08/15/13	UBS AG	NOK	9,510	1,648,666	1,612,881	(35,785)

				$31,690,170	$31,596,673	$(93,497)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)(1)
Australian Dollar,
Expiring 08/01/13	Barclays Capital Group	AUD	108	$98,954	$97,069	$1,885
Expiring 08/01/13	Deutsche Bank	AUD	11,328	10,638,917	10,181,453	457,464
Expiring 08/01/13	Deutsche Bank	AUD	100	92,259	89,879	2,380
Expiring 08/01/13	Hong Kong & Shanghai Bank	AUD	176	162,518	158,186	4,332
Expiring 09/03/13	Hong Kong & Shanghai Bank	AUD	7,796	7,181,675	6,990,331	191,344
Brazilian Real,
Expiring 08/02/13	Hong Kong & Shanghai Bank	BRL	318	139,596	139,284	312
Expiring 08/02/13	UBS AG	BRL	5,090	2,505,360	2,230,283	275,077
Expiring 08/02/13	UBS AG	BRL	1,779	780,993	779,318	1,675

Expiring 09/04/13	UBS AG	BRL	318	141,008	138,254	2,754
Expiring 10/02/13	Hong Kong & Shanghai Bank	BRL	5,182	2,248,158	2,240,770	7,388
Expiring 11/04/13	UBS AG	BRL	1,790	771,122	768,407	2,715
British Pound,
Expiring 09/12/13	BNP Paribas	GBP	3,286	5,105,139	4,997,323	107,816
Canadian Dollar,
Expiring 09/23/13	Royal Bank of Scotland Group PLC	CAD	1,253	1,229,203	1,218,316	10,887
Chinese Yuan,
Expiring 08/05/13	Barclays Capital Group	CNY	3,423	545,393	558,255	(12,862)
Expiring 08/05/13	Hong Kong & Shanghai Bank	CNY	464	75,127	75,704	(577)
Euro,
Expiring 08/02/13	Royal Bank of Canada	EUR	3,634	4,756,219	4,834,536	(78,317)
Expiring 09/03/13	Goldman Sachs & Co.	EUR	2,693	3,551,396	3,583,052	(31,656)
Expiring 09/13/13	Barclays Capital Group	EUR	8,900	11,668,479	11,841,944	(173,465)
Expiring 09/13/13	JPMorgan Chase	EUR	8,000	9,858,000	10,644,444	(786,444)
Expiring 09/13/13	JPMorgan Chase	EUR	2,500	3,104,000	3,326,389	(222,389)
Expiring 10/11/13	JPMorgan Chase	EUR	7,344	9,059,191	9,772,663	(713,472)
Expiring 10/11/13	JPMorgan Chase	EUR	216	261,992	287,431	(25,439)
Expiring 01/06/14	UBS AG	EUR	2,472	3,175,111	3,290,815	(115,704)

				$77,149,810	$78,244,106	$(1,094,296)

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of July 31, 2013.

Interest rate swap agreements outstanding at July 31, 2013:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)	Counterparty
Over-the-counter swap agreements:
AUD	1,900	12/15/17	5.500%	6 month Australian Bank Bill rate(1)	163,260	(5,629)	168,889	Barclays Bank PLC
AUD	1,200	12/15/17	5.500%	6 month Australian Bank Bill rate(1)	103,112	(3,159)	106,271	Deutsche Bank
AUD	5,800	03/15/18	3.750%	6 month Australian Bank Bill rate(1)	$112,048	$6,758	$105,290	Deutsche Bank
AUD	3,400	03/15/23	4.000%	6 month Australian Bank Bill rate(1)	(23,357)	(4,615)	(18,742)	Goldman Sachs & Co.
AUD	3,300	03/15/18	3.750%	6 month Australian Bank Bill rate(1)	62,623	5,697	56,926	Goldman Sachs & Co.
BRL	21,200	01/02/15	7.585%	Brazilian interbank overnight lending rate(1)	(198,832)	(32,788)	(166,044)	Bank of America, N.A.
BRL	19,600	01/02/15	9.880%	Brazilian interbank overnight lending rate(1)	236,156	—	236,156	Bank of America, N.A.
BRL	13,300	01/02/15	9.930%	Brazilian interbank overnight lending rate(1)	166,594	3,537	163,057	UBS AG
BRL	11,800	01/02/15	7.620%	Brazilian interbank overnight lending rate(1)	(108,268)	(19,147)	(89,121)	Deutsche Bank
BRL	8,900	01/02/15	8.270%	Brazilian interbank overnight lending rate(1)	(47,089)	(14,765)	(32,324)	Morgan Stanley & Co.
BRL	7,900	01/02/15	8.560%	Brazilian interbank overnight lending rate(1)	(28,261)	268	(28,529)	UBS AG
BRL	7,800	01/02/15	8.440%	Brazilian interbank overnight lending rate(1)	(11,408)	31,355	(42,763)	Bank of America, N.A.
BRL	7,400	01/02/15	7.800%	Brazilian interbank overnight lending rate(1)	(56,051)	(1,242)	(54,809)	Morgan Stanley & Co.
BRL	6,800	01/02/15	9.930%	Brazilian interbank overnight lending rate(1)	85,217	1,637	83,580	Morgan Stanley & Co.
BRL	6,100	01/02/15	7.550%	Brazilian interbank overnight lending rate(1)	(58,982)	(11,278)	(47,704)	Goldman Sachs & Co.
BRL	3,700	01/02/15	9.940%	Brazilian interbank overnight lending rate(1)	46,714	—	46,714	Goldman Sachs & Co.
BRL	1,200	01/02/15	8.430%	Brazilian interbank overnight lending rate(1)	(1,860)	4,928	(6,788)	Deutsche Bank
BRL	300	01/02/15	7.890%	Brazilian interbank overnight lending rate(1)	(2,076)	72	(2,148)	JPMorgan & Co.
BRL	14,800	01/02/17	8.600%	Brazilian interbank overnight lending rate(1)	(275,160)	7,474	(282,634)	Deutsche Bank
BRL	12,400	01/02/17	8.500%	Brazilian interbank overnight lending rate(1)	(244,141)	(8,860)	(235,281)	Credit Suisse First Boston Corp.
BRL	8,600	01/02/17	8.940%	Brazilian interbank overnight lending rate(1)	(127,594)	(4,187)	(123,407)	Credit Suisse First Boston Corp.
BRL	7,700	01/02/17	8.900%	Brazilian interbank overnight lending rate(1)	(117,190)	(6,964)	(110,226)	UBS AG
BRL	6,900	01/02/17	8.860%	Brazilian interbank overnight lending rate(1)	(90,958)	10,775	(101,733)	Bank of America, N.A.
BRL	200	01/02/17	9.210%	Brazilian interbank overnight lending rate(1)	(2,494)	254	(2,748)	Deutsche Bank

					$(417,997)	$(39,879)	$(378,118)

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at July 31, 2013	Value at Trade Date	Unrealized Appreciation (Depreciation)(2)
Exchange-traded swap agreements:
AUD 1,500	03/15/18	3.500%	6 month Australian Bank Bill rate(1)	$10,665	$(4,134)	$14,799
AUD 4,200	12/11/18	3.750%	6 month Australian Bank Bill rate(1)	36,324	(9,399)	45,723
AUD 100	03/15/23	3.750%	6 month Australian Bank Bill rate(1)	(2,615)	(702)	(1,913)
EUR 6,300	03/21/17	2.000%	6 month Euribor(1)	387,302	185,981	201,321
EUR 1,200	09/18/23	2.000%	6 month Euribor(1)	7,406	(16,372)	23,778
3,670	06/19/17	0.750%	3 month LIBOR(1)	52,045	26,445	25,600
19,800	03/20/18	1.400%	3 month LIBOR(1)	(63,129)	—	(63,129)
13,700	07/31/23	2.650%	3 month LIBOR(1)	(162,006)	—	(162,006)

				$265,992	$181,819	$84,173

(1)	Portfolio pays the floating rate and receives the fixed rate.
(2)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of July 31, 2013.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at July 31, 2013:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)(2)#	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty
Over-the-counter credit default swaps—Buy Protection (1):
AutoZone, Inc.,	06/20/16	0.720%	1,100	$(15,984)	$—	$(15,984)	Deutsche Bank
Cardinal Health, Inc.	06/20/17	0.560%	1,200	(11,427)	—	(11,427)	UBS AG
CitiFinancial	06/20/15	0.150%	400	2,697	—	2,697	Barclays Bank PLC
CSX Corp.	03/20/18	1.650%	1,600	(100,502)	—	(100,502)	Goldman Sachs & Co.
Embarq Corp.	03/20/14	1.250%	700	(5,348)	—	(5,348)	Deutsche Bank
Embarq Corp.	03/20/14	1.270%	600	(4,675)	—	(4,675)	Deutsche Bank
Embarq Corp.	03/20/14	1.430%	600	(5,381)	—	(5,381)	Deutsche Bank
Embarq Corp.	03/20/14	1.300%	200	(1,603)	—	(1,603)	Morgan Stanley & Co.
Goodrich Corp.	09/20/16	0.510%	200	(2,776)	—	(2,776)	Deutsche Bank
Limited Brands, Inc.,	09/20/17	2.290%	1,900	(66,362)	—	(66,362)	Bank of America, N.A.
Pearson Dollar	06/20/14	0.760%	4,200	(27,858)	—	(27,858)	Morgan Stanley & Co.

				$(239,219)	$—	$(239,219)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)(2)#	Value at July 31, 2013	Value at Trade Date	Unrealized Depreciation(3)
Exchange-traded credit default swaps—Buy Protection (1):
Dow Jones CDX HY15 5Y Index	12/20/15	5.000%	4,320	$(364,726)	$89,100	$(453,826)
Dow Jones CDX IG09 10Y Index	12/20/17	0.800%	4,646	(1,385)	206,968	(208,353)
Dow Jones CDX IG10 10Y Index	06/20/18	1.500%	16,553	(516,591)	149,216	(665,807)

				$(882,702)	$445,284	$(1,327,986)

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The amount represents fair value of derivative instruments subject to credit contracts risk exposure as of July 31, 2013.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities	$—	$3,693,774	$—
Bank Loans	—	1,695,872	—
Commercial Mortgage-Backed Securities	—	2,234,698	—
Corporate Bonds	—	86,269,776	—
Foreign Government Bonds	—	39,733,473	—
Municipal Bonds	—	18,395,207	—
Residential Mortgage-Backed Securities	—	10,596,687	—
U.S. Government Agency Obligations	—	95,304,356	—
U.S. Treasury Obligations	—	213,632,099	—
Certificates of Deposit	—	2,493,881	—
Affiliated Money Market Mutual Fund	761,678	—	—
Options Written	—	(1,073,885)	—
Securities Sold Short - U.S. Government Agency Obligations	—	(12,871,875)	—
Securities Sold Short - U.S. Treasury Obligations	—	(1,954,970)	—
Other Financial Instruments*
Futures	566,620	—	—
Forward foreign currency exchange contracts	—	(1,187,793)	—
Interest rate swap agreements	84,173	(378,118)	—
Credit default swap agreements	(1,327,986)	(239,219)	—

Total	$84,485	$456,343,963	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

Intermediate-Term Bond Portfolio

Schedule of Investments

as of July 31, 2013 (Unaudited)

Moody’s Ratings†	Principal Amount (000)#	Description	Value
LONG-TERM INVESTMENTS — 95.9%
ASSET-BACKED SECURITIES(c) — 2.4%
Aaa	52	AMMC CDO VI Ltd., Series 2006-6A, Class A1A, 144A (Cayman Islands) 0.498%, 05/03/18	$ 51,420
Aaa	110	BlueMountain CLO Ltd., Series 2005-1A, Class A1F, 144A (Cayman Islands) 0.513%, 11/15/17	109,848
Aaa	1,118	Franklin CLO Ltd., Series 5A, Class A2, 144A (Cayman Islands) 0.533%, 06/15/18	1,092,657
Aaa	175	Kingsland I Ltd., Series 2005-1A, Class A1A, 144A (Cayman Islands) 0.522%, 06/13/19	174,425
Ca	901	Morgan Stanley ABS Capital I, Inc., Trust, Series 2007-HE5, Class A2A 0.30%, 03/25/37	396,796
Ca	229	Securitized Asset-Backed Receivables LLC Trust, Series 2007-BR5, Class A2A 0.32%, 05/25/37	121,258
Aaa	1,407	SLM Student Loan Trust, Series 2008-9, Class A 1.766%, 04/25/23	1,447,453

		TOTAL ASSET-BACKED SECURITIES (cost $3,464,877)	3,393,857

BANK LOANS(c) — 0.8%
Computer Services & Software — 0.5%
NR	400	Dell, Inc., Term Loan 1(g) 5.00%, 01/17/20	399,193
NR	300	Term Loan 2(g) 6.25%, 02/05/21	299,395

			698,588

Diversified Financial Services — 0.3%
B3	384	AGFS Funding Co., Initial Loan 5.50%, 05/10/17	384,000

		TOTAL BANK LOANS (cost $1,079,272)	1,082,588

CERTIFICATE OF DEPOSIT — 1.2%
NR	1,600	Banco do Brasil SA, Certificate of Deposits (Brazil) 2.265%, 02/14/14 (cost $1,600,000)	1,599,610

COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.7%
NR	1,758	Banc of America Large Loan, Inc., Pass-Through Certificates, Series 2010-HLTN, Class HLTN, 144A 2.491%(c), 11/15/15	1,766,895
Aaa	993	Commercial Mortgage Trust, Pass-Through Certificates, Series 2010-C1, Class A1, 144A 3.156%, 07/10/46	1,031,090
NR	600	Credit Suisse Mortgage Capital Certificates, Series 2010-RR1, Class 2A, 144A 5.695%(c), 09/15/40	674,103
NR	600	Series 2010-RR1, Class 3A, 144A 5.56%(c), 06/10/49	669,623

NR	657	Series 2010-RR7, Class 2A, 144A 5.467%(c), 09/18/39	724,065
Aaa	305	Merrill Lynch Floating Trust, Series 2008-LAQA, Class A1, 144A 0.732%(c), 07/09/21	304,371

		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $4,809,869)	5,170,147

CORPORATE BONDS — 42.1%
Airlines — 0.6%
Baa1	303	Delta Air Lines 2010-1, Class A, Pass-Through Trust, Pass-Through Certificates 6.20%, 01/02/20	329,119
A3	194	Doric Nimrod Air Finance Alpha Ltd. 2012-1, Class A, Pass-Through Trust, Pass-Through Certificates, 144A (Guernsey) 5.125%, 11/30/24	192,966
NR	716	UAL 1991 Equipment Trust AB, Equipment Trust(g) 10.85%, 02/19/15	370,767

			892,852

Auto Manufacturer — 1.1%
NR	1,500	Volkswagen International Finance NV, Gtd. Notes, 144A (Netherlands) 1.625%, 08/12/13	1,500,330

Building & Construction — 3.6%
B2	4,800	KB Home, Gtd. Notes 5.875%, 01/15/15	4,992,000

Commercial Banks — 10.2%
Baa1	1,100	Banco Santander Brasil SA, Sr. Unsec’d. Notes, 144A (Brazil) 2.373%(c), 03/18/14	1,100,517
Aa3	500	Banco Santander Chile, Sr. Unsec’d. Notes, 144A (Chile) 3.75%, 09/22/15	518,059
Baa2	800	Banco Votorantim Ltd., Sr. Unsec’d. Notes, 144A (Brazil) 3.276%(c), 03/28/14	800,520
Baa2	1,500	Bank of America Corp., Sr. Unsec’d. Notes, MTN 0.603%(c), 09/15/14	1,498,530
Ba3	400	CIT Group, Inc., Sr. Unsec’d. Notes, 144A 5.25%, 04/01/14	408,000
A1	1,000	DNB Bank ASA, Sr. Unsec’d. Notes, 144A (Norway) 3.20%, 04/03/17	1,041,620
Ba3	100	Eksportfinans ASA, Sr. Unsec’d. Notes (Norway) 2.00%, 09/15/15	96,500
Ba3	400	2.375%, 05/25/16	382,000
Ba3	100	5.50%, 05/25/16	103,500
A3	2,000	Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN 7.50%, 02/15/19	2,413,258
Aa3	600	Korea Development Bank, Sr. Unsec’d. Notes (South Korea) 5.75%, 09/10/13	602,719
Aa3	1,500	Nordea Bank AB, Sr. Unsec’d. Notes, 144A (Sweden) 1.168%(c), 01/14/14	1,506,337
Ba3	1,100	Royal Bank of Scotland Group PLC, Sub. Notes (United Kingdom) 5.05%, 01/08/15	1,125,644

Aaa		1,200	SpareBank 1 Boligkreditt A/S, Covered Bonds, 144A (Norway) 1.25%, 10/25/14	1,202,400
Aaa		1,200	Toronto-Dominion Bank (The), Covered Bonds, 144A (Canada) 2.20%, 07/29/15	1,236,360

				14,035,964

Diversified Financial Services — 7.6%
AAA(d)		2,500	BNP Paribas Home Loan SA, Covered Bonds, 144A (France) 2.20%, 11/02/15	2,562,500
A2		100	JPMorgan Chase & Co., Sr. Unsec’d. Notes 3.15%, 07/05/16	104,879
A2		200	4.40%, 07/22/20	212,903
A2		100	6.30%, 04/23/19	117,607
A1	EUR	1,000	JPMorgan Chase Bank NA, Sub. Notes 0.89%(c), 05/31/17	1,297,165
A1	EUR	200	4.375%(c), 11/30/21	275,367
A1		700	6.00%, 10/01/17	800,829
NR		1,800	Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN 2.851%, 12/23/24	443,250
NR		600	5.625%, 01/24/14	149,250
Baa2	EUR	1,100	Merrill Lynch & Co. Inc., Sr. Unsec’d. Notes, MTN 0.486%(c), 01/31/14	1,463,116
Baa1		1,200	Morgan Stanley, Sr. Unsec’d. Notes 3.45%, 11/02/15	1,246,006
Aaa		1,900	Stadshypotek AB, Covered Bonds, 144A (Sweden) 0.826%(c), 09/30/13	1,901,465

				10,574,337

Electric — 4.2%
Baa3		1,200	CMS Energy Corp., Sr. Unsec’d. Notes 4.25%, 09/30/15	1,270,710
A3		500	Dayton Power & Light Co. (The), First Mortgage 5.125%, 10/01/13	503,390
Baa3		1,200	Entergy Corp., Sr. Unsec’d. Notes 3.625%, 09/15/15	1,244,418
Baa1		600	Orange & Rockland Utilities, Inc., Sr. Unsec’d. Notes, 144A(g) 2.50%, 08/15/15	613,040
A1		1,300	Public Service Electric & Gas Co., Sr. Sec’d. Notes, MTN 5.30%, 05/01/18	1,496,736
Ba2	EUR	500	Tokyo Electric Power Co. Inc. (The), Sr. Sec’d. Notes (Japan) 4.50%, 03/24/14	670,684

				5,798,978

Financial Services — 1.4%
Baa3		1,700	Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes 2.375%, 01/16/18	1,670,585

Baa3	200	3.875%, 01/15/15	206,357

			1,876,942

Healthcare — Services — 0.4%
Ba3	500	HCA, Inc., Sr. Sec’d. Notes 7.25%, 09/15/20	546,875

Insurance — 1.4%
Baa1	800	American International Group, Inc., Sr. Unsec’d. Notes, 144A 3.75%, 11/30/13	807,641
NR	1,100	MetLife, Inc., Sr. Unsec’d. Notes 1.523%(c), 08/06/13	1,100,037

			1,907,678

Media — 0.9%
A3	1,200	NBC Universal Media LLC, Gtd. Notes, 144A 4.375%, 04/01/21	1,299,832

Metals & Mining — 0.5%
Ba1	700	CSN Resources SA, Gtd. Notes, 144A (Luxembourg) 6.50%, 07/21/20	656,250

Oil, Gas & Consumable Fuels — 3.7%
Baa2	1,100	Cenovus Energy, Inc., Sr. Unsec’d. Notes (Canada) 4.50%, 09/15/14	1,145,063
Baa2	400	Florida Gas Transmission Co. LLC, Sr. Unsec’d. Notes, 144A 4.00%, 07/15/15(g)	421,072
Baa2	600	5.45%, 07/15/20	660,275
Baa1	1,200	Gazprom OAO Via Gaz Capital SA, Sr. Unsec’d. Notes, 144A (Luxembourg) 5.092%, 11/29/15	1,265,952
Baa2	400	Noble Holding International Ltd., Gtd. Notes (Cayman Islands) 3.45%, 08/01/15	415,957
Aa1	1,000	Shell International Finance BV, Gtd. Notes (Netherlands) 3.10%, 06/28/15	1,047,303
Baa3	100	Southwestern Energy Co., Gtd. Notes 4.10%, 03/15/22	99,829

			5,055,451

Pipelines — 3.3%
Baa2	1,400	Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes 5.80%, 03/01/21	1,578,455
B2	250	NGPL PipeCo LLC, Sr. Sec’d. Notes, 144A 7.119%, 12/15/17	245,937
Baa2	1,075	Spectra Energy Capital LLC, Gtd. Notes 5.50%, 03/01/14	1,103,032
A3	1,500	TransCanada Pipelines Ltd., Sr. Unsec’d. Notes (Canada) 3.80%, 10/01/20	1,572,447

			4,499,871

Software — 0.9%
A1	1,200	Oracle Corp., Sr. Unsec’d. Notes 3.875%, 07/15/20	1,285,325

Telecommunications — 1.6%
A2		675	Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsec’d. Notes 5.55%, 02/01/14	690,605
Baa1		1,480	Rogers Communications, Inc., Gtd. Notes (Canada) 6.375%, 03/01/14	1,528,725

				2,219,330

Tobacco — 0.7%
Baa1		1,000	Altria Group, Inc., Gtd. Notes 8.50%, 11/10/13	1,020,709

			TOTAL CORPORATE BONDS (cost $56,410,558)	58,162,724

FOREIGN GOVERNMENT BONDS — 3.9%
A-(d)	BRL	10,300	Brazil Letras do Tesouro Nacional (Brazil) 11.20%, 01/01/17	3,173,268
Baa2		1,500	Republic of Panama, Sr. Unsec’d. Notes (Panama) 9.375%, 04/01/29	2,197,500

			TOTAL FOREIGN GOVERNMENT BONDS (cost $5,068,956)	5,370,768

MUNICIPAL BONDS — 4.4%
California — 0.7%
B3		800	Tobacco Securitization Authority of Southern California, Revenue Bonds 5.00%, 06/01/37	624,920
Aa2		325	University of California, Revenue Bonds 5.035%, 05/15/21	356,184

				981,104

Florida — 0.6%
Aa2		800	County of Broward Florida, Revenue Bonds 6.206%, 10/01/30	865,448

Illinois — 0.8%
Aa3		1,000	Illinois State Toll Highway Authority, Revenue Bonds 5.293%, 01/01/24	1,074,970

New York — 1.8%
Aa1		1,100	New York City Transitional Finance Authority, Revenue Bonds 4.075%, 11/01/20	1,159,609
Aa1		1,200	5.008%, 08/01/27	1,269,300

				2,428,909

West Virginia — 0.5%
B2		880	Tobacco Settlement Financial Authority of West Virginia, Revenue Bonds 7.467%, 06/01/47	734,800

			TOTAL MUNICIPAL BONDS (cost $5,939,533)	6,085,231

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 9.5%
A3		113	American Home Mortgage Investment Trust, Series 2004-4, Class 5A 2.416%(c), 02/25/45	111,326
CCC(d)		168	Banc of America Funding Corp., Series 2006-A, Class 1A1 2.687%(c), 02/20/36	165,010

NR		853	BCAP LLC Trust, Series 2011-RR4, Class 7A1, 144A 5.25%, 04/26/37	793,152
Caa1		257	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 11A2 2.653%(c), 11/25/34	251,805
Caa2		589	Series 2004-8, Class 13A1 3.184%(c), 11/25/34	547,127
Ba3		319	Series 2005-5, Class A2 2.32%(c), 08/25/35	316,636
Caa3		564	Bear Stearns Alt-A Trust, Series 2006-6, Class 31A1 2.799%(c), 11/25/36	386,041
Caa3		533	Series 2006-6, Class 32A1 2.888%(c), 11/25/36	349,686
B+(d)		163	Citigroup Mortgage Loan Trust, Inc., Series 2005-11, Class A2A 2.57%(c), 10/25/35	156,655
CC(d)		992	Series 2006-AR1, Class 1A1 2.55%(c), 10/25/35	927,162
A+(d)		34	Countrywide Alternative Loan Trust, Series 2003-J3, Class 2A1 6.25%, 12/25/33	36,203
Ba2		95	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003-R4, Class 2A, 144A 6.50%(c), 01/25/34	98,549
B2		568	Series 2004-25, Class 1A1 0.52%(c), 02/25/35	522,780
Baa1		13	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-8, Class 5A1 6.50%, 04/25/33	14,229
Aa1	EUR	760	EMF-NL, Series 2008-APRX, Class A2 (Netherlands) 1.019%(c), 04/17/41	878,570
Aaa		1,500	Fannie Mae REMICS Series 2007-114, Class A6 0.393%(c), 10/27/37	1,501,179
Aaa		196	FHLMC Structured Pass-Through Securities, Series T-59, Class 1A2 7.00%, 10/25/43	227,936
Aaa		491	Series T-75, Class A1 0.23%(c), 12/25/36	488,274
Aaa		614	Freddie Mac REMICS, Series 3346, Class FA 0.421%(c), 02/15/19	614,465
Aaa		51	Government National Mortgage Assoc., Series 2000-9, Class FG 0.792%(c), 02/16/30	51,933
Aaa		69	Series 2000-9, Class FH 0.692%(c), 02/16/30	70,149
Aaa		151	Series 2000-11, Class PH 7.50%, 02/20/30	180,372
Aaa		512	Series 2012-H29, Class SA 0.709%(c), 10/20/62	509,839
Aaa		88	Granite Master Issuer PLC, Series 2006-3, Class A7 (United Kingdom) 0.392%(c), 12/20/54	85,460
Caa2		321	Greenpoint Mortgage Funding Trust, Series 2005-AR2, Class A1 0.42%(c), 06/25/45	251,790
A+(d)		233	GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1 2.664%(c), 09/25/35	228,682
Baa3		217	Merrill Lynch Mortgage Investors Trust, Series 2005-2, Class 3A 1.193%(c), 10/25/35	213,175
B2		265	Series 2005-A10, Class A 0.40%(c), 02/25/36	238,502

Aaa	1,199	NCUA Guaranteed Notes Trust, Series 2010-R2, Class 1A 0.556%(c), 11/06/17	1,196,445
A3	211	Sequoia Mortgage Trust, Series 10, Class 2A1 0.952%(c), 10/20/27	205,471
Baa2	107	Structured Asset Mortgage Investments, Inc., Mortgage Pass-Through Certificates, Series 2005-AR5, Class A1 0.442%(c), 07/19/35	94,712
NR	27	Structured Asset Securities Corp., Mortgage Pass-Through Certificates, Series 2001-21A, Class 1A1 2.351%(c), 01/25/32	23,891
Ba3	220	Washington Mutual, Inc., Mortgage Pass-Through Certificates, Series 2002-AR6, Class A 1.562%(c), 06/25/42	196,012
B2	13	Series 2002-AR9, Class 1A 1.562%(c), 08/25/42	11,637
Baa2	1,344	Series 2005-AR13, Class A1A1 0.48%(c), 10/25/45	1,207,566

		TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $13,581,902)	13,152,421

U.S. GOVERNMENT AGENCY OBLIGATIONS — 6.5%
	81	Federal National Mortgage Assoc. 2.198%(c), 07/01/25	82,687
	19	3.00%(c), 08/01/24	18,901
	2,206	4.50%, 08/01/40-04/01/42	2,344,241
	1,000	4.50%, TBA	1,059,531
	4,000	5.00%, TBA	4,310,000
	3	5.028%(c), 12/01/30	3,352
	317	Government National Mortgage Assoc. 1.625%, 01/20/24-03/20/30	329,475
	180	1.75%, 05/20/23-07/20/30	187,718
	97	2.00%, 10/20/24-06/20/27	100,495
	33	2.50%(c), 02/20/25	34,375
	135	Small Business Administration Participation Certificates, Series 2008-20A, Class 1 5.17%, 01/01/28	148,796
	288	Series 2008-20D, Class 1 5.37%, 04/01/28	317,325

		TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $8,900,871)	8,936,896

U.S. TREASURY OBLIGATIONS — 21.4%
	3,100	U.S. Treasury Inflationary Indexed Bonds, TIPS 0.625%, 02/15/43(k)	2,605,336
	200	2.00%, 01/15/26	271,576
	510	2.50%, 01/15/29	681,133
	60	3.875%, 04/15/29	122,203
	806	U.S. Treasury Notes 0.125%, 09/30/13(h)	806,094
	197	0.25%, 11/30/13(k)	197,123
	358	0.50%, 10/15/13	358,322
	24,600	1.25%, 07/31/18(k)	24,580,787

		TOTAL U.S. TREASURY OBLIGATIONS (cost $30,405,751)	29,622,574

		TOTAL LONG-TERM INVESTMENTS (cost $131,261,589)	132,576,816

SHORT-TERM INVESTMENTS — 7.4%
U.S. TREASURY OBLIGATIONS(n) — 2.5%
	345	U.S. Treasury Bills 0.001%, 08/29/13	344,994

1,300	0.033%, 10/17/13		1,299,931
1,300	0.043%, 10/17/13		1,299,931
400	0.044%, 10/10/13		399,979
100	0.048%, 10/10/13		99,995

	TOTAL U.S. TREASURY OBLIGATIONS (cost $3,444,739)		3,444,830

U.S. GOVERNMENT AGENCY OBLIGATIONS(n) — 2.6%
500	Federal Home Loan Bank 0.06%, 10/16/13		499,968
800	0.065%, 10/11/13		799,953
2,300	Federal Home Loan Mortgage Corp. 0.05%, 10/25/13		2,299,837

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $3,599,563)		3,599,758

CERTIFICATES OF DEPOSIT(n) — 1.7%
1,000	Daimler Finance LLC, 1.07%, 10/15/13		999,343
1,400	Itau Unibanco 1.48%, 10/31/13		1,394,910

	TOTAL CERTIFICATES OF DEPOSIT (cost $2,392,541)		2,394,253

Shares
AFFILIATED MONEY MARKET MUTUAL FUND — 0.6%
837,066	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $837,066)(w)		837,066

	TOTAL SHORT-TERM INVESTMENTS (cost $10,273,909)		10,275,907

	TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 103.3% (cost $141,535,498)(p)		142,852,723

Notional Amounts (000)#		Counterparty
OPTIONS WRITTEN*(j)(0.1)%
Call Options
1,100	10 Year U.S. Treasury Notes, expiring 08/23/13, Strike Price $133.00	Morgan Stanley	(172)
2,200	Interest Rate Swap Options, Pay a fixed rate of 1.05% and receive a floating rate based on 3-month LIBOR, expiring 09/03/13	Goldman Sachs & Co.	(33)
2,500	Pay a fixed rate of 1.10% and receive a floating rate based on 3-month LIBOR, expiring 09/03/13	Morgan Stanley	(74)

			(279)

Put Options — (0.1)%
1,100	10 Year U.S. Treasury Notes, expiring 08/23/13, Strike Price $129.00	Morgan Stanley	(28,875)
2,200	Interest Rate Swap Options, Receive a fixed rate of 1.45% and pay a floating rate based on 3-month LIBOR, expiring 09/03/13	Goldman Sachs & Co.	(22,033)
2,500	Receive a fixed rate of 1.65% and pay a floating rate based on 3-month LIBOR, expiring 09/03/13	Morgan Stanley	(11,433)
600	Receive a fixed rate of 2.90% and pay a floating rate based on 3-month LIBOR, expiring 09/30/13	Goldman Sachs & Co.	(7,363)
2,000	Receive a fixed rate of 2.90% and pay a floating rate based on 3-month LIBOR, expiring 09/30/13	JPMorgan Chase	(24,542)

4,900	Receive a fixed rate of 2.90% and pay a floating rate based on 3-month LIBOR, expiring 09/30/13	Morgan Stanley	(60,128)

			(154,374)

	TOTAL OPTIONS WRITTEN (premiums received $159,316)		(154,653)

	TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 103.2% (cost $141,376,182)		142,698,070
	Liabilities in excess of other assets(x) — (3.2)%		(4,475,670)

	NET ASSETS — 100%		$ 138,222,400

The following abbreviations were used in the Portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ABS—Asset Backed-Security

CDO—Collateralized Debt Obligation

CLO—Collateralized Loan Obligation

Euribor—Euro Interbank Offered Rate

FHLMC—Federal Home Loan Mortgage Corp.

LIBOR—London Interbank Offered Rate

MTN—Medium Term Note

NR—Not Rated by Moodys or Standard & Poor’s

REMICS—Real Estate Mortgage Investment Conduits Securities

SLM—Student Loan Mortgage

TBA—To Be Announced

TIPS—Treasury Inflation Protected Securities

AUD—Australian Dollar

BRL—Brazilian Real

CNY—Chinese Yuan

EUR—Euro

GBP—British Pound

JPY—Japanese Yen

USD—United States Dollar

*	Non-income producing security
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
†	The ratings reflected are as of July 31, 2013. Ratings of certain bonds may have changed subsequent to that date. The Fund’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2013.
(d)	Standard & Poor’s rating.
(g)	Indicates a security or securities that have been deemed illiquid.
(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(j)	The amount represents fair value of derivative instruments subject to interest rate contract risk exposure as of July 31, 2013.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(n)	Rates shown are the effective yields at purchase date.
(p)	The United States federal income tax basis of the Portfolio’s investments was $142,481,167; accordingly, net unrealized appreciation on investments for federal income tax purposes was $371,556 (gross unrealized appreciation $3,139,381; gross unrealized depreciation $2,767,825). The difference between book and tax basis is primarily attributable to deferred losses on wash sales as of the most recent fiscal year end.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts open at July 31, 2013:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at July 31, 2013	Unrealized Appreciation (Depreciation)(1)
	Long Positions:
1	90 Day Euro Dollar	Mar. 2014	$248,775	$249,075	$300
139	90 Day Euro Dollar	Dec. 2015	34,280,259	34,279,138	(1,121)

					(821)

	Short Positions:
22	10 Year USD Deliverable Interest Rate Swap	Sep. 2013	1,992,641	2,082,094	89,453
4	20 Year U.S. Treasury Bonds	Sep. 2013	530,498	536,250	5,752
5	30 Year USD Deliverable Interest Rate Swap	Sep. 2013	398,499	436,875	38,376

					133,581

					$132,760

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of July 31, 2013.

Forward foreign currency exchange contracts outstanding at July 31, 2013:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation) )(1)
Australian Dollar,
Expiring 08/23/13	Deutsche Bank	AUD	819	$753,578	$734,925	$(18,653)
Brazilian Real,
Expiring 08/02/13	Barclays Capital Group	BRL	192	88,000	84,048	(3,952)
Expiring 08/02/13	Barclays Capital Group	BRL	112	49,600	48,907	(693)
Expiring 08/02/13	Citigroup Global Markets	BRL	268	123,000	117,282	(5,718)
Expiring 08/02/13	Credit Suisse First Boston Corp.	BRL	5,436	2,385,130	2,381,581	(3,549)
Expiring 08/02/13	Credit Suisse First Boston Corp.	BRL	171	76,529	75,107	(1,422)
Expiring 08/02/13	UBS AG	BRL	1,791	881,471	784,690	(96,781)
Expiring 08/02/13	UBS AG	BRL	282	125,300	123,385	(1,915)
British Pound,
Expiring 08/02/13	Deutsche Bank	GBP	192	290,270	292,077	1,807
Chinese Yuan,
Expiring 08/05/13	Deutsche Bank	CNY	2,000	319,285	326,189	6,904
Expiring 08/05/13	UBS AG	CNY	5,656	895,677	922,496	26,819
Expiring 11/25/13	JPMorgan Chase	CNY	21,337	3,371,000	3,452,631	81,631
Euro,
Expiring 09/17/13	Barclays Capital Group	EUR	145	190,224	192,933	2,709
Expiring 09/17/13	Deutsche Bank	EUR	2,314	3,102,368	3,078,951	(23,417)
Expiring 09/17/13	Deutsche Bank	EUR	508	667,727	675,932	8,205
Expiring 09/17/13	JPMorgan Chase	EUR	107	141,809	142,372	563
Japanese Yen,
Expiring 10/17/13	JPMorgan Chase	JPY	25,200	253,955	257,490	3,535

				$13,714,923	$13,690,996	$(23,927)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation) )(1)
Australian Dollar,
Expiring 08/23/13	Citigroup Global Markets	AUD	1,310	$1,186,267	$1,175,521	$10,746
Expiring 08/23/13	Citigroup Global Markets	AUD	99	90,832	88,837	1,995
Brazilian Real,
Expiring 08/02/13	BNP Paribas	BRL	43	18,900	18,785	115
Expiring 08/02/13	Citigroup Global Markets	BRL	275	127,773	120,647	7,126
Expiring 08/02/13	Citigroup Global Markets	BRL	112	50,000	48,907	1,093

Expiring 08/02/13	Citigroup Global Markets	BRL	89	40,000	39,020	980
Expiring 08/02/13	Credit Suisse First Boston Corp.	BRL	92	41,000	40,364	636
Expiring 08/02/13	Credit Suisse First Boston Corp.	BRL	47	21,000	20,670	330
Expiring 08/02/13	Deutsche Bank	BRL	61	27,000	26,907	93
Expiring 08/02/13	JPMorgan Chase	BRL	7,411	3,467,870	3,246,955	220,915
Expiring 08/02/13	Morgan Stanley	BRL	31	14,000	13,718	282
Expiring 08/02/13	Morgan Stanley	BRL	20	9,000	8,746	254
Expiring 08/02/13	UBS AG	BRL	69	31,000	30,282	718
Expiring 09/04/13	Barclays Capital Group	BRL	112	49,290	48,545	745
Expiring 09/04/13	Credit Suisse First Boston Corp.	BRL	171	76,037	74,552	1,485
Expiring 09/04/13	Credit Suisse First Boston Corp.	BRL	27	12,000	11,801	199
Expiring 09/04/13	Deutsche Bank	BRL	60	26,000	25,990	10
Expiring 09/04/13	Morgan Stanley	BRL	48	21,100	20,663	437
Expiring 09/04/13	UBS AG	BRL	282	124,514	122,472	2,042
Expiring 11/04/13	Credit Suisse First Boston Corp.	BRL	5,436	2,341,163	2,332,921	8,242
British Pound,
Expiring 08/02/13	Deutsche Bank	GBP	31	47,784	47,158	626
Expiring 08/02/13	Goldman Sachs & Co.	GBP	156	240,846	237,313	3,533
Expiring 08/02/13	Hong Kong & Shanghai Bank	GBP	38	58,600	57,807	793
Expiring 09/03/13	Citigroup Global Markets	GBP	30	45,922	45,626	296
Chinese Yuan,
Expiring 08/05/13	Barclays Capital Group	CNY	7,470	1,190,195	1,218,263	(28,068)
Expiring 08/05/13	BNP Paribas	CNY	187	29,597	30,423	(826)
Expiring 11/25/13	UBS AG	CNY	21,337	3,378,740	3,452,631	(73,891)
Euro,
Expiring 09/17/13	Barclays Capital Group	EUR	67	89,398	89,149	249
Expiring 09/17/13	Barclays Capital Group	EUR	60	78,045	79,835	(1,790)
Expiring 09/17/13	Citigroup Global Markets	EUR	108	143,046	143,702	(656)
Expiring 09/17/13	Citigroup Global Markets	EUR	36	47,830	47,901	(71)
Expiring 09/17/13	Citigroup Global Markets	EUR	36	46,864	47,901	(1,037)
Expiring 09/17/13	Credit Suisse First Boston Corp.	EUR	6,224	8,299,468	8,281,501	17,967
Expiring 09/17/13	Credit Suisse First Boston Corp.	EUR	47	60,328	62,537	(2,209)
Expiring 09/17/13	Credit Suisse First Boston Corp.	EUR	44	57,757	58,545	(788)
Expiring 09/17/13	Deutsche Bank	EUR	31	41,562	41,248	314
Expiring 09/17/13	Hong Kong & Shanghai Bank	EUR	36	47,580	47,901	(321)
Expiring 09/17/13	Morgan Stanley	EUR	49	62,937	65,198	(2,261)
Japanese Yen,
Expiring 10/17/13	Deutsche Bank	JPY	26,500	266,863	270,773	(3,910)

				$22,008,108	$21,841,715	$166,393

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of July 31, 2013.

Interest rate swap agreements outstanding at July 31, 2013:

Notional Amount (000)		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)	Counterparty
Over-the-counter swap agreements:
AUD	4,400	06/15/22	4.750%	6 month Australian Bank Bill rate(1)	$220,195	$(21,587)	$241,782	Barclays Bank PLC
AUD	4,400	06/15/22	4.750%	6 month Australian Bank Bill rate(1)	220,522	(20,943)	241,465	JPMorgan Chase
AUD	1,300	06/15/22	4.750%	6 month Australian Bank Bill rate(1)	65,057	(8,106)	73,163	Citigroup
AUD	100	06/15/22	4.750%	6 month Australian Bank Bill rate(1)	5,013	(484)	5,497	UBS AG
AUD	100	06/15/22	4.750%	6 month Australian Bank Bill rate(1)	5,004	(576)	5,580	Deutsche Bank
BRL	800	01/02/17	8.180%	Brazilian interbank overnight lending rate(1)	(18,464)	(1,213)	(17,251)	Barclays Bank PLC
BRL	8,400	01/02/17	8.210%	Brazilian interbank overnight lending rate(1)	(190,730)	(14,377)	(176,353)	JPMorgan Chase
BRL	1,000	01/02/17	8.590%	Brazilian interbank overnight lending rate(1)	(18,769)	—	(18,769)	Barclays Bank PLC

					$287,828	$(67,286)	$355,114

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at July 31, 2013	Value at Trade Date	Unrealized Appreciation (Depreciation)(2)
Exchange-traded swap agreements:
	10,200	12/18/20	2.500%	3 month LIBOR(1)	$64,619	$105,510	$(40,891)
	16,100	03/21/23	3.000%	3 month LIBOR(1)	(765,548)	(4,468)	(761,080)
	7,400	06/19/23	2.000%	3 month LIBOR(1)	(496,241)	(212,972)	(283,269)
	5,500	06/19/43	2.750%	3 month LIBOR(1)	921,649	518,430	403,219
	3,600	12/18/43	3.500%	3 month LIBOR(1)	134,858	115,560	19,298
AUD	300	03/15/23	4.000%	6 month Australian Bank Bill rate(1)	6,702	(1,572)	8,274
AUD	1,500	03/15/23	3.750%	6 month Australian Bank Bill rate(1)	(39,335)	(4,463)	(34,872)
AUD	4,200	12/11/23	4.250%	6 month Australian Bank Bill rate(1)	(10,967)	28,459	(39,426)
EUR	5,200	03/21/23	3.000%	6 month Euribor(1)	(219,377)	72,001	(291,378)
JPY	110,000	09/18/23	1.000%	6 month LIBOR(1)	1,197	(31,317)	32,514

					$(402,443)	$585,168	$(987,611)

(1)	Porfolio pays the floating rate and receives the fixed rate.
(2)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of July 31, 2013.
#	Amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at July 31, 2013:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)(3)#		Implied Credit Spread at July 31, 2013(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(5)	Counterparty
Over-the-counter credit default swaps on corporate and/or sovereign issues—Sell Protection (1):
BP Capital Markets	06/20/15	5.000%		700	0.270%	$66,622	$8,018	$58,604	Goldman Sachs
BP Capital Markets	06/20/15	5.000%		800	0.270%	76,141	4,535	71,606	Credit Suisse First Boston Corp.
Citigroup, Inc.	09/20/14	1.000%		2,700	0.370%	21,767	(18,080)	39,847	Credit Suisse First Boston Corp.
Dell, Inc.,	12/20/17	1.000%		300	2.655%	(20,723)	(19,717)	(1,006)	Goldman Sachs
Federal Republic of Brazil	03/20/16	1.000%		2,800	1.358%	(23,530)	(13,981)	(9,549)	Citigroup
Japan Gov’t. Series 55	03/20/16	1.000%		600	0.318%	11,319	2,314	9,005	Goldman Sachs
Lloyds TSB Bank	09/20/17	3.000%	EUR	1,200	1.053%	130,805	8,399	122,406	Morgan Stanley & Co.
Lloyds TSB Bank	09/20/17	3.000%	EUR	400	1.053%	43,602	3,329	40,273	Deutsche Bank
Republic of Italy	06/20/17	1.000%	EUR	300	1.873%	(12,466)	(44,605)	32,139	Bank of America, N.A.
Republic of Korea	03/20/16	1.000%		2,500	0.447%	39,631	1,092	38,539	Barclays Bank PLC
Shell International	09/20/15	1.000%		200	0.152%	3,922	2,295	1,627	Credit Suisse First Boston Corp.

						$337,090	$(66,401)	$403,491

The Portfolio entered into credit default swap agreements on corporate issues, sovereign issues, asset-backed securities and credit indices as the protection seller to provide a measure of protection against the current portfolio of investments’ exposure to market conditions, or to take an active position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)(3)#		Fair Value	Upfront Premiums Paid (Received)	Unrealized Depreciation(5)	Counterparty
Over-the-counter credit default swaps—Buy Protection (2):
Credit Agricole SA	12/20/16	1.000%	EUR	300	$2,112	$20,642	$(18,530)	Goldman Sachs
Credit Agricole SA	12/20/16	1.000%	EUR	500	3,520	33,631	(30,111)	Citigroup
Dow Jones iTraxx 15	06/20/16	1.000%	EUR	2,100	25,284	253,124	(227,840)	Morgan Stanley & Co.
KB Home	03/20/15	5.000%		4,000	(291,849)	(100,578)	(191,271)	Deutsche Bank

					$(260,933)	$206,819	$(467,752)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)(3)#		Value at July 31, 2013	Value at Trade Date	Unrealized Depreciation(5)
Exchange-traded credit default swaps—Buy Protection (2):
Dow Jones iTraxx 17	06/20/17	5.000%	EUR	2,600	$(277,056)	$(207,311)	$(69,745)
Dow Jones iTraxx 18	12/20/17	5.000%	EUR	5,090	(449,085)	(236,028)	(213,057)

					$(726,141)	$(443,339)	$(282,802)

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The amount represents fair value of derivative instruments subject to credit contracts risk exposure as of July 31, 2013.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities	$—	$3,393,857	$—
Bank Loans	—	1,082,588	—
Certificates of Deposit	—	3,993,863	—
Commercial Mortgage-Backed Securities	—	5,170,147	—
Corporate Bonds	—	57,640,639	522,085
Foreign Government Bonds	—	5,370,768	—
Municipal Bonds	—	6,085,231	—
Residential Mortgage-Backed Securities	—	11,162,824	1,989,597
U.S. Government Agency Obligations	—	12,536,654	—
U.S. Treasury Obligations	—	33,067,404	—
Affiliated Money Market Mutual Fund	837,066	—	—
Options Written	(29,047)	(125,606)	—
Other Financial Instruments*
Futures	132,760	—	—
Forward foreign currency exchange contracts	—	142,466	—
Interest rate swap agreements	(987,611)	355,114	—
Credit default swap agreements	(282,802)	(64,261)	—

Total	$(329,634)	$139,811,688	$2,511,682

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Corporate Bonds	Residential Mortgage-Backed Securities
Balance as of 10/31/12	$208,000	$—
Accrued discounts/premiums	(43,550)	(290,980)
Realized gain (loss)	—	10,260
Change in unrealized appreciation (depreciation)**	(20,676)	(63,322)
Purchases	—	—
Sales	—	—
Transfers into Level 3	378,311	2,333,639
Transfers out of Level 3	—	—

Balance as of 07/31/13	$522,085	$1,989,597

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.
**	Of which, $(83,998) was included in Net Assets relating to securities held at the reporting period end.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period. At the reporting period end, there were two Residential Mortgage-Backed securities and one Corporate Bond security transferred into Level 3 as a result of being priced by a single broker.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Valuation Committee, which contain unobservable inputs. Such methodologies include, but are not limited to, using prices provided by a single broker/dealer, the cost of the investment, and broker quotes adjusted for changes in yields of compariable U.S. Government and other securities using fixed income securities valuation model.

Mortgage Backed Securities Portfolio

Schedule of Investments

as of July 31, 2013 (Unaudited)

Principal Amount (000)#	Description	Value
LONG-TERM INVESTMENTS — 126.1%
ASSET-BACKED SECURITIES — 8.2%
200	American Credit Acceptance Receivables Trust, Series 2012-3, Class B, 144A 2.28%, 09/17/18	$ 199,464
350	AmeriCredit Automobile Receivables Trust, Series 2012-2, Class D 3.38%, 04/09/18	357,872
570	CarMax Auto Owner Trust, Series 2012-3, Class A4 0.79%, 04/16/18	564,419
140	CFC LLC Series 2013-1A, Class A4 1.65%, 07/17/17	139,742
506	CPS Auto Receivables Trust, Series 2013-A, Class A 1.31%, 06/15/20	504,268
465	GE Equipment Transportation LLC, Series 2012-2, Class A4 .81%, 09/24/20	461,912
130	HLSS Servicer Advance Receivables Backed Notes, Series 2013-T1, Class B3, 144A 2.734%, 01/15/48	125,775
110	Huntington Auto Trust, Series 2012-2, Class B 1.07%, 02/15/18	108,878
315	Nissan Auto Lease Trust, Series 2012-B, Class A4 0.74%, 09/17/18	314,169
355	Santander Drive Auto Receivables Trust, Series 2012-6, Class B 1.33%, 05/15/17	355,405
156	Westlake Automobile Receivables Trust, Series 2012-1A, Class A2, 144A 1.03%, 03/15/16	156,560
90	World Omni Auto Receivables Trust, Series 2012-B, Class B 1.06%, 09/16/19	89,388

	TOTAL ASSET-BACKED SECURITIES (cost $3,399,125)	3,377,852

COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.9%
244	FREMF Mortgage Trust, Series 2012-K501, Class C, 144A 3.612%(c), 11/25/46	235,780
310	GE Capital Commercial Mortgage Corp., Series 2005-C4, Class A4 5.294%(c), 11/10/45	334,727
300	GS Mortgage Securities Corp. II, Series 2006-GG6, Class A4 5.553%(c), 04/10/38	326,397
370	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2010-C2, Class A3, 144A 4.07%, 11/15/43	388,119

300	Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A5 5.731%(c), 05/15/43	333,330

	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $1,687,458)	1,618,353

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 13.2%
172	Citigroup Mortgage Loan Trust, Inc., Series 2006-AR1, Class 3A1 2.56%(c), 03/25/36	142,091
111	Countrywide Alternative Loan Trust, Series 2005-73CB, Class 1A7 5.50%, 01/25/36	101,597
307	Series 2005-85CB, Class 2A2 5.50%, 02/25/36	274,642
227	Series 2005-J11, Class 1A3 5.50%, 11/25/35	189,714
190	Series 2007-HY5R, Class 2A1A 5.763%(c), 03/25/47	184,629
52	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-14, Class A3 6.25%, 09/25/36	48,085
54	Series 2006-J2, Class 1A6 6.00%, 04/25/36	46,519
8	Federal Home Loan Mortgage Corp., Series 74, Class F 6.00%, 10/15/20	8,637
1	Series 83, Class Z 9.00%, 10/15/20	1,345
12	Series 186, Class E 6.00%, 08/15/21	12,702
3	Series 1058, Class H 8.00%, 04/15/21	3,778
3	Series 1116, Class I 5.50%, 08/15/21	2,984
17	Series 1120, Class L 8.00%, 07/15/21	19,887
291	Series 2809, Class UC 4.00%, 06/15/19	307,444
449	Series 2995, Class ST, IO 6.559%(c), 05/15/29	73,007
1,139	Series 3279, Class SD, IO 6.239%(c), 02/15/37	152,705
1,087	Series 3309, Class SC, IO 6.259%(c), 04/15/37	155,084
285	Series 3787, Class AY 3.50%, 01/15/26	292,997
330	Series 3840, Class HB 3.50%, 04/15/26	340,621
127	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities, Series T-42, Class A5 7.50%, 02/25/42	149,865
5	Federal National Mortgage Assoc. Series 1988-19, Class J 8.50%, 07/25/18	5,198
2	Series 1990-10, Class L 8.50%, 02/25/20	2,711
5	Series 1990-108, Class G 7.00%, 09/25/20	5,573
5	Series 1991-21, Class J 7.00%, 03/25/21	5,769
10	Series 1992-113, Class Z 7.50%, 07/25/22	11,392
130	Series 1993-223, Class ZA 6.50%, 12/25/23	147,761
66	Series 2001-51, Class QN 6.00%, 10/25/16	69,213
63	Series 2003-33, Class PT 4.50%, 05/25/33	68,104

743	Series 2007-22, Class SD, IO 6.21%(c), 03/25/37	97,602
285	Series 2011-67, Class BE 3.50%, 07/25/26	291,800
8	Series G14, Class L 8.50%, 06/25/21	8,734
7	Series G92-24, Class Z 6.50%, 04/25/22	8,060
39	Series G92-59, Class D 6.00%, 10/25/22	45,190
128	Series G94-4, Class PG 8.00%, 05/25/24	144,978
5	Federal National Mortgage Assoc. Series 56, Class 1 6.00%, 04/01/19	5,178
9	First Boston Mortgage Securities Corp. Series B, Class I-O, IO 8.985%, 04/25/17	759
9	Series B, Class P-O, PO 2.57%(s), 04/25/17	9,087
49	Government National Mortgage Assoc. Series 2006-35, Class LO, PO 1.485%(s), 07/20/36	44,756
628	Series 2006-38, Class XS, IO 7.058%(c), 09/16/35	115,590
66	GSR Mortgage Loan Trust, Series 2005-AR2, Class 1A2 2.808%(c), 04/25/35	60,335
176	Series 2007-AR2, Class 1A1 2.872%(c), 05/25/47	135,394
120	JPMorgan Mortgage Trust, Series 2007-S2, Class 2A3 5.50%, 06/25/37	117,548
132	Morgan Stanley Mortgage Loan Trust, Series 2007-12, Class 3A22 6.00%, 08/25/37	119,851
424	Residential Asset Securitization Trust, Series 2004-A3, Class A7 5.25%, 06/25/34	426,998
226	Springleaf Mortgage Loan Trust, Series 2012-3A, Class A, 144A 1.57%(c), 12/25/59	225,139
175	Series 2012-3A, Class M1, 144A 2.66%(c), 12/25/59	171,904
365	Series 2013-1A, Class M1, 144A 2.31%(c), 06/25/58	348,922
115	Washington Mutual Mortgage Pass-Through Certificates, Series 2003-AR1, Class A5 2.211%(c), 03/25/33	113,023
130	Wells Fargo Mortgage- Backed Securities Trust, Series 2006-AR10, Class 5A2 2.613%(c), 07/25/36	119,760

	TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $5,118,199)	5,434,662

U.S. GOVERNMENT AGENCY OBLIGATIONS — 100.8%
500	Federal Home Loan Mortgage Corp. 3.50%, TBA	502,734
848	5.00%, 10/01/35	910,268
300	5.00%, TBA	321,574
952	5.50%, 06/01/34-07/01/38	1,028,665
539	6.00%, 01/01/15-02/01/21	585,061
38	6.50%, 01/01/18-06/01/22	42,348
15	7.50%, 06/01/28	16,656
1	8.50%, 04/01/18	1,088

10	11.50%, 03/01/16	9,953
2,000	Federal National Mortgage Assoc. 2.50%, TBA	1,998,438
500	2.50%, TBA	460,937
1,800	3.00%, TBA	1,851,961
4,600	3.00%, TBA	4,458,406
1,100	3.50%, TBA	1,153,410
3,700	3.50%, TBA	3,730,062
302	4.00%, 01/01/42	313,443
900	4.00%, TBA	935,297
638	4.50%, 05/01/35	680,965
1,200	4.50%, TBA	1,271,437
1,242	5.00%, 11/01/18-08/01/35	1,336,261
50	5.00%, 07/01/33(k)	54,340
434	5.50%, 06/01/33-07/01/35	477,202
1,000	5.50%, TBA	1,059,102
186	6.00%, 03/01/23-12/01/39	203,092
126	6.50%, 05/01/14-08/01/17	131,643
9	8.00%, 09/01/22-12/01/22	10,496
1,000	Government National Mortgage Assoc. 3.00%, TBA	978,281
2,196	3.50%, 05/15/43-08/15/43	2,237,557
286	4.00%, 04/15/43	298,621
2,800	4.00%, TBA	2,927,313
1,300	4.00%, TBA	1,356,672
1,215	4.50%, 06/15/41-09/20/41	1,295,356
2,700	4.50%, TBA	2,875,922
124	5.00%, 06/15/40	134,506
700	5.00%, TBA	755,316
1,134	5.50%, 08/15/38-09/15/39	1,235,759
1,826	6.00%, 07/15/24-12/15/40	2,012,756
783	6.50%, 06/15/23-12/15/35	879,223
665	7.00%, 11/15/31-11/15/33	779,479
10	7.50%, 12/20/23	11,683
140	8.00%, 03/15/17-11/15/30	150,173
16	8.25%, 06/20/17-07/20/17	16,234
27	8.50%, 04/20/17	26,668
26	9.00%, 01/15/20	29,684
—(r)	9.50%, 06/15/20	400

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $41,135,804)	41,546,442

	TOTAL LONG-TERM INVESTMENTS (cost $51,340,586)	51,977,309

Shares
SHORT-TERM INVESTMENTS — 41.1%
AFFILIATED MONEY MARKET MUTUAL FUND — 40.9%
16,859,557	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $16,859,557)(w)	16,859,557

Notional Amounts (000)#
OPTIONS PURCHASED*(j) — 0.2%
Put Options
5	Interest Rate Swap Options, Pay a fixed rate of 3.46% and receive a floating rate based on 3-month LIBOR, expiring 04/17/23 (cost $70,000)	74,286

	TOTAL SHORT-TERM INVESTMENTS (cost $16,929,557)	16,933,843

	TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT — 167.2% (cost $68,270,143)(p)	68,911,152

PRINCIPAL AMOUNT (000)#
SECURITIES SOLD SHORT — (11.6)%
U.S. GOVERNMENT AGENCY OBLIGATIONS
700	Federal National Mortgage Assoc. 5.00%, TBA	(754,250)
3,700	Government National Mortgage Assoc. 5.50%, TBA	(4,030,687)

	TOTAL SECURITIES SOLD SHORT (proceeds received $4,785,594)	(4,784,937)

	TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT — 155.6% (cost $63,484,549)	64,126,215
	Liabilities in excess of other assets(x) — (55.6)%	(22,920,924)

	NET ASSETS — 100%	$ 41,205,291

The following abbreviations are used in the Portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

FREMF—Freddie Mac Mortgage Trust

IO—Interest Only

LIBOR—London Interbank Offered Rate

PO—Principal Only

TBA—To Be Announced

*	Non-income producing security
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2013.
(j)	The amount represents fair value of derivative instruments subject to interest rate contract risk exposure as of July 31, 2013.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(p)	The United States federal income tax basis of the Portfolio’s investments was $68,275,206; accordingly, net unrealized appreciation on investments for federal income tax purposes was $635,946 (gross unrealized appreciation $1,144,644; gross unrealized depreciation $508,698). The difference between book and tax basis is primarily attributable to deferred losses on wash sales as of the most recent fiscal year end.
(r)	Less than $1,000 par.
(s)	Represents zero coupon bond or step coupon bond. Rate quoted represents effective yield at July 31, 2013.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts open at July 31, 2013:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at July 31, 2013	Unrealized Appreciation (Depreciation)(1)
	Short Positions:
9	2 Year U.S. Treasury Notes	Sep. 2013	$1,980,603	$1,982,812	$(2,209)
16	5 Year U.S. Treasury Notes	Sep. 2013	1,949,000	1,941,875	7,125
1	10 Year U.S. Treasury Notes	Sep. 2013	126,609	126,438	171
2	20 Year U.S. Treasury Bonds	Sep. 2013	266,438	268,125	(1,687)

					$3,400

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of July 31, 2013

Interest rate swap agreements outstanding at July 31, 2013:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid) (Received)	Unrealized Appreciation(2)	Counterparty
100	04/17/43	2.836%	3 Month LIBOR(1)	$15,568	$—	$15,568	Goldman Sachs

(1)	Portfolio pays the floating rate and receives the fixed rate.
(2)	The amount represents fair value of derivative instruments subject to interest rate contract risk exposure as of July 31, 2013.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities	$—	$3,377,852	$—
Commerical Mortgage-Backed Security	—	1,618,353	—
Residential Mortgage-Backed Securities	—	5,434,662	—
Options	—	74,286	—
U.S. Government Agency Obligations	—	41,546,442	—
Affiliated Money Market Mutual Fund	16,859,557	—	—
Securities Sold Short - U.S. Government Agency Obligations	—	(4,784,937)	—
Other Financial Instruments*
Futures	3,400	—	—
Interest rate swap agreements	—	15,568	—

Total	$16,862,957	$47,282,226	$—

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Residential Mortgage-Backed Securities
Balance as of 10/31/12	$451,120
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)**	—
Purchases	—
Sales	—
Transfers into Level 3	—
Transfers out of Level 3	(451,120)

Balance as of 7/31/13	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.
**	Of which, $0 was included in Net Assets relating to securities held at the reporting period end.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, there were two Residential Mortgage-Backed Securities transferred out of Level 3 as a result of being priced by a formula with observable inputs.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Valuation Committee, which contain unobservable inputs. Such methodologies include, but are not limited to, using prices provided by a single broker/dealer, the cost of the investment, and broker quotes adjusted for changes in yields of compariable U.S. Government and other securities using fixed income securities valuation model.

Notes to Schedules of Investments (Unaudited)

Securities Valuation: The Portfolios hold portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has delegated fair valuation responsibilities to Prudential Investments LLC (“PI” or “Manager”) through the adoption of Valuation Procedures for valuation of the Portfolios’ securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Portfolios to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available or not representative of the fair value of the securities. A record of the Valuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

Various inputs are used in determining the value of the Portfolios’ investments, which are summarized in the three broad level hierarchies based on any observable inputs used as described in the table following the Schedule of Investments. The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stocks, exchange-traded funds and financial derivative instruments (including futures contracts and certain options and swap contracts on securities), that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price; they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

For common stocks traded on foreign securities exchanges, certain valuation adjustments will be applied when events occur after the close of the security’s foreign market and before the Portfolios’ normal pricing time. These securities are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 of the fair value hierarchy as the adjustment factors are considered as significant other observable inputs to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as they have the ability to be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market, such as corporate bonds, municipal bonds, U.S. Government agencies issues and guaranteed obligations, U.S. Treasury obligations and sovereign issues are usually valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices usually after evaluating observable inputs including yield curves, credit rating, yield spreads, default rates, cash flows as well as broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Asset-backed and mortgage-related securities are usually valued by approved independent pricing vendors. The pricing vendors provide the prices using their internal pricing models with inputs from deal terms, tranche level attributes, yield curves, prepayment speeds, default rates and broker/dealer quotes. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as option contracts, foreign currency contracts and swaps agreements, are usually valued using pricing vendor services, which derive the valuation based on underlying asset prices, indices, spreads, interest rates, exchange rates and other inputs. These instruments are categorized as Level 2 of the fair value hierarchy.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Valuation Committee. In the event there are unobservable inputs used when determining such valuations, the securities will be classified as Level 3 of the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Portfolios invest in the Prudential Core Taxable Money Market Fund, a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is each Portfolio’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

Other information regarding the Portfolios is available in the Portfolios’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Target Portfolio Trust

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date September 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date September 23, 2013

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date September 23, 2013

*	Print the name and title of each signing officer under his or her signature.